UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's Telephone Number)

September 30
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert Social Investment Fund • Calvert Balanced Portfolio • Calvert Bond Portfolio • Calvert Equity Portfolio

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
6	Understanding Your Fund’s Expenses
8	Financial Statements
83	Special Meeting of Shareholders
85	Board Approval of Investment Advisory Agreement
88	Officers and Trustees
89	Important Notices

CALVERT BALANCED PORTFOLIO
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA, Christopher Madden, CFA, Jade Huang and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	4.42%	9.43%	7.15%	4.78%
Class A with 4.75% Maximum Sales Charge	—	—	-0.55	4.23	6.11	4.27
Class C at NAV	03/01/1994	10/21/1982	4.00	8.53	6.30	3.90
Class C with 1% Maximum Sales Charge	—	—	3.00	7.53	6.30	3.90
Class I at NAV	12/27/2004	10/21/1982	4.62	9.84	7.63	5.29
Class Y at NAV	04/30/2013	10/21/1982	4.57	9.71	7.32	4.86

Russell 1000® Index	—	—	10.09%	17.43%	13.25%	7.57%
Balanced Composite Benchmark	—	—	5.08	10.41	8.92	6.57

Ticker Symbol			Class A	Class C	Class I	Class Y
			CSIFX	CSGCX	CBAIX	CBAYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			0.94%	1.76%	0.72%	0.80%
Net			0.94	1.76	0.63	0.74

Fund Profile

ASSET ALLOCATION (% of total investments)[5]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Equity	59.5%	Apple, Inc.	2.9%
Fixed-Income	36.7%	Johnson & Johnson	1.9%
Time Deposit	3.5%	Wells Fargo & Co.	1.8%
Commercial Paper	0.2%	Pfizer, Inc.	1.7%
Other	0.1%	Alphabet, Inc., Class C	1.6%
Total	100.0%	Verizon Communications, Inc.	1.5%
		US Bancorp	1.4%
		Chubb Ltd.	1.4%
		Intel Corp.	1.3%
		Facebook, Inc., Class A	1.2%
		Total	16.7%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND PORTFOLIO
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	-1.30%	2.52%	2.94%	3.73%
Class A with 3.75% Maximum Sales Charge	—	—	-5.02	-1.32	2.15	3.34
Class C at NAV	06/01/1998	08/24/1987	-1.74	1.63	2.09	2.90
Class C with 1% Maximum Sales Charge	—	—	-2.71	0.63	2.09	2.90
Class I at NAV	03/31/2000	08/24/1987	-1.11	2.95	3.48	4.32
Class Y at NAV	10/31/2008	08/24/1987	-1.22	2.78	3.21	3.97

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-2.18%	0.44%	2.34%	4.27%
Bloomberg Barclays U.S. Credit Index	—	—	-1.71	2.96	3.70	5.29

Ticker Symbol			Class A	Class C	Class I	Class Y
			CSIBX	CSBCX	CBDIX	CSIYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			0.88%	1.78%	0.55%	0.62%
Net			0.88	1.78	0.53	0.62

% Yield[4]			Class A	Class C	Class I	Class Y
SEC 30-day Yield			2.22%	1.44%	2.69%	2.59%

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Asset-Backed Securities	17.4%
Collateralized Mortgage-Backed Obligations (Privately Originated)	2.9%
Commercial Mortgage-Backed Securities	5.6%
Corporate Bonds	48.3%
Floating Rate Loans	0.2%
High Social Impact Investments	0.7%
Sovereign Government Bonds	0.4%
Taxable Municipal Obligations	3.0%
U.S. Government Agencies and Instrumentalities	0.3%
U.S. Government Agency Mortgage-Backed Securities	1.0%
U.S. Treasury Obligations	13.4%
Commercial Paper	0.5%
Time Deposit	6.3%
Total	100.0%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 3

CALVERT EQUITY PORTFOLIO
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	5.80%	8.99%	10.42%	7.54%
Class A with 4.75% Maximum Sales Charge	—	—	0.79	3.83	9.35	7.01
Class C at NAV	03/01/1994	08/24/1987	5.42	8.18	9.62	6.73
Class C with 1% Maximum Sales Charge	—	—	4.52	7.27	9.62	6.73
Class I at NAV	11/01/1999	08/24/1987	6.02	9.42	10.96	8.09
Class Y at NAV	10/31/2008	08/24/1987	5.98	9.34	10.79	7.84

Russell 1000® Growth Index	—	—	10.01%	15.76%	13.31%	9.13%
S&P 500 Index	—	—	10.12	17.17	13.29	7.50

Ticker Symbol			Class A	Class C	Class I	Class Y
			CSIEX	CSECX	CEYIX	CIEYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.09%	1.86%	0.72%	0.78%
Net			1.09	1.86	0.70	0.78

Fund Profile

SECTOR ALLOCATION (% of total investments)[5]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Information Technology	29.7%	Alphabet, Inc., Class C	4.7%
Consumer Discretionary	18.6%	Visa, Inc., Class A	4.7%
Health Care	18.0%	Thermo Fisher Scientific, Inc.	4.4%
Consumer Staples	9.9%	Microsoft Corp.	4.0%
Industrials	9.5%	MasterCard, Inc., Class A	3.5%
Materials	6.3%	Ecolab, Inc.	3.5%
Financials	3.8%	Amphenol Corp., Class A	3.3%
Time Deposit	2.7%	Dollar Tree, Inc.	3.1%
High Social Impact Investments	0.6%	Zoetis, Inc.	2.9%
Venture Capital Limited Partnership Interest	0.6%	Danaher Corp.	2.7%
Venture Capital	0.3%	Total	36.8%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

4 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. The Balanced Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and is rebalanced monthly. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 5

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in these mutual funds and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by each Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CALVERT BALANCED PORTFOLIO	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.99%	$1,000.00	$1,044.20	$5.05
Hypothetical (5% return per year before expenses)	0.99%	$1,000.00	$1,020.00	$4.99
Class C
Actual	1.79%	$1,000.00	$1,040.00	$9.10
Hypothetical (5% return per year before expenses)	1.79%	$1,000.00	$1,016.01	$9.00
Class I
Actual	0.62%	$1,000.00	$1,046.20	$3.16
Hypothetical (5% return per year before expenses)	0.62%	$1,000.00	$1,021.84	$3.13
Class Y
Actual	0.73%	$1,000.00	$1,045.70	$3.72
Hypothetical (5% return per year before expenses)	0.73%	$1,000.00	$1,021.29	$3.68

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND PORTFOLIO	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.88%	$1,000.00	$987.00	$4.36
Hypothetical (5% return per year before expenses)	0.88%	$1,000.00	$1,020.54	$4.43
Class C
Actual	1.77%	$1,000.00	$982.60	$8.75
Hypothetical (5% return per year before expenses)	1.77%	$1,000.00	$1,016.11	$8.90
Class I
Actual	0.52%	$1,000.00	$988.90	$2.58
Hypothetical (5% return per year before expenses)	0.52%	$1,000.00	$1,022.34	$2.62
Class Y
Actual	0.62%	$1,000.00	$987.80	$3.07
Hypothetical (5% return per year before expenses)	0.62%	$1,000.00	$1,021.84	$3.13

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CALVERT EQUITY PORTFOLIO	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.07%	$1,000.00	$1,058.00	$5.49
Hypothetical (5% return per year before expenses)	1.07%	$1,000.00	$1,019.60	$5.39
Class C
Actual	1.83%	$1,000.00	$1,054.20	$9.37
Hypothetical (5% return per year before expenses)	1.83%	$1,000.00	$1,015.81	$9.20
Class I
Actual	0.67%	$1,000.00	$1,060.20	$3.44
Hypothetical (5% return per year before expenses)	0.67%	$1,000.00	$1,021.59	$3.38
Class Y
Actual	0.76%	$1,000.00	$1,059.80	$3.90
Hypothetical (5% return per year before expenses)	0.76%	$1,000.00	$1,021.14	$3.83

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 7

CALVERT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.6%

Aerospace & Defense - 0.9%
CAE, Inc.	302,000	4,614,536
Hexcel Corp.	23,584	1,286,507
		5,901,043

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	42,450	3,280,961

Auto Components - 0.9%
Delphi Automotive plc	75,467	6,074,339

Banks - 4.3%
Citigroup, Inc.	58,725	3,512,930
Community Bank of the Bay, Class A *	4,000	21,000
KeyCorp	240,000	4,267,200
US Bancorp	187,501	9,656,301
Wells Fargo & Co.	215,999	12,022,504
		29,479,935

Beverages - 1.1%
PepsiCo, Inc.	64,096	7,169,779

Biotechnology - 1.6%
Biogen, Inc. *	4,552	1,244,608
Celgene Corp. *	15,025	1,869,561
Gilead Sciences, Inc.	80,089	5,439,645
Incyte Corp. *	9,856	1,317,451
Vertex Pharmaceuticals, Inc. *	12,000	1,312,200
		11,183,465

Building Products - 0.7%
Johnson Controls International plc	118,053	4,972,392

Capital Markets - 1.3%
Charles Schwab Corp. (The)	62,855	2,565,113
Credit Suisse Group AG (ADR) *	253,713	3,765,101
Lazard Ltd., Class A	57,278	2,634,215
		8,964,429

Chemicals - 0.5%
PPG Industries, Inc.	35,391	3,718,886

Commercial Services & Supplies - 1.0%
Deluxe Corp.	91,032	6,569,779

8 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Containers & Packaging - 0.7%
WestRock Co.	89,270	4,644,718

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. *	29,127	2,111,416
ServiceMaster Global Holdings, Inc. *	53,842	2,247,904
		4,359,320

Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	205,407	10,013,591

Electric Utilities - 0.3%
Portland General Electric Co.	38,272	1,700,042

Electrical Equipment - 0.6%
Hubbell, Inc.	34,104	4,094,185

Electronic Equipment & Instruments - 1.0%
Avnet, Inc.	152,772	6,990,847

Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc.	105,402	4,225,566
Oceaneering International, Inc.	124,976	3,384,350
TechnipFMC plc *	165,410	5,375,825
US Silica Holdings, Inc.	35,538	1,705,469
		14,691,210

Equity Real Estate Investment Trusts (REITs) - 1.7%
CubeSmart	223,132	5,792,507
Equity Residential	55,789	3,471,191
Simon Property Group, Inc.	13,000	2,236,390
		11,500,088

Food & Staples Retailing - 1.2%
CVS Health Corp.	25,409	1,994,606
Performance Food Group Co. *	247,152	5,882,218
		7,876,824

Food Products - 2.4%
Blue Buffalo Pet Products, Inc. *	102,517	2,357,891
General Mills, Inc.	55,737	3,289,040
Mondelez International, Inc., Class A	93,970	4,048,228
Pinnacle Foods, Inc.	115,343	6,674,899
		16,370,058

Gas Utilities - 0.5%
ONE Gas, Inc.	19,302	1,304,815
UGI Corp.	43,738	2,160,657
		3,465,472

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	32,749	1,454,383
Danaher Corp.	73,754	6,308,180
		7,762,563

Health Care Providers & Services - 0.6%
McKesson Corp.	27,335	4,052,687

Household Durables - 1.0%
Newell Brands, Inc.	148,231	6,992,056

Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP *	14,618	484,294

Industrial Conglomerates - 0.8%
General Electric Co.	184,728	5,504,894

Insurance - 3.4%
American Financial Group, Inc.	71,396	6,812,606
Chubb Ltd.	70,780	9,643,775
First American Financial Corp.	166,293	6,531,989
		22,988,370

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. *	7,529	6,674,760

Internet Software & Services - 3.8%
Alphabet, Inc., Class C *	13,012	10,794,235
eBay, Inc. *	213,080	7,153,095
Facebook, Inc., Class A *	56,562	8,034,632
		25,981,962

IT Services - 0.9%
Amdocs Ltd.	103,767	6,328,749

Life Sciences - Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	27,897	4,284,979

Machinery - 1.4%
Dover Corp.	65,272	5,244,605
Fortive Corp.	74,374	4,478,803
		9,723,408

Media - 2.2%
Interpublic Group of Cos., Inc. (The)	103,676	2,547,319
Time Warner, Inc.	64,667	6,318,613
Walt Disney Co. (The)	55,704	6,316,276
		15,182,208

10 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	60,350	4,829,207

Multi-Utilities - 1.0%
Avista Corp.	11,660	455,323
CMS Energy Corp.	77,573	3,470,616
Sempra Energy	25,815	2,852,558
		6,778,497

Oil, Gas & Consumable Fuels - 0.8%
ONEOK, Inc.	103,633	5,745,414

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	60,281	5,111,226

Pharmaceuticals - 4.3%
Eli Lilly & Co.	54,207	4,559,351
Johnson & Johnson	107,126	13,342,543
Pfizer, Inc.	340,684	11,654,800
		29,556,694

Road & Rail - 0.5%
Norfolk Southern Corp.	30,618	3,428,298

Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Ltd.	12,117	2,653,138
Intel Corp.	247,618	8,931,581
NXP Semiconductors NV *	29,865	3,091,028
Texas Instruments, Inc.	41,796	3,367,086
		18,042,833

Software - 1.9%
Adobe Systems, Inc. *	17,924	2,332,450
Intuit, Inc.	18,867	2,188,383
Microsoft Corp.	63,951	4,211,813
Oracle Corp.	100,936	4,502,755
		13,235,401

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	17,656	2,617,679
Home Depot, Inc. (The)	30,000	4,404,900
TJX Cos., Inc. (The)	66,074	5,225,132
		12,247,711

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	136,452	19,602,694

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Venture Capital - 0.1%
CFBanc Corp. *(a)(b)	27,000	318,611
Consensus Orthopedics, Inc. *(a)(b)	180,877	153
Kickboard *(a)(b)	169,932	4,850
Learn Capital Venture Partners III LP *(a)(b)	657,000	624,088
MACH Energy *(a)(b)	20,536	1,892
Neighborhood Bancorp, Class A *(a)(b)	10,000	—
		949,594

Total Common Stocks (Cost $381,909,766)		408,509,862

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 *(a)(b)	420,683	6,333
Series B *(a)(b)	348,940	5,679
Series C *(a)(b)	601,710	16,435
Kickboard:
Series A *(a)(b)	1,155,503	254,655
Series A2 *(a)(b)	404,973	88,287
LearnZillion, Inc.:
Series A *(a)(b)	169,492	129,916
Series A-1 *(a)(b)	108,678	95,745
Lumni, Inc., Series B *(a)(b)	17,265	123,006
MACH Energy:
Series A *(a)(b)	27,977	9,669
Series B *(a)(b)	26,575	11,661
Wind Harvest Co., Inc. *(a)(b)	8,696	—
		741,386

Total Preferred Stocks (Cost $1,132,578)		741,386

12 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%
Coastal Venture Partners *(a)(b)		20,260
Commons Capital LP *(a)(b)		97,447
First Analysis Private Equity Fund IV LP *(a)(b)		575,595
GEEMF Partners LP *(a)(b)(c)		113,610
Global Environment Emerging Markets Fund LP *(a)(b)		417,953
Infrastructure and Environmental Private Equity Fund III LP *(a)(b)		6,172
New Markets Growth Fund LLC *(a)(b)		—
Solstice Capital LP *(a)(b)		53,491

Total Venture Capital Limited Partnership Interest (Cost $471,508)		1,284,528

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (d)

Kickboard Bridge Note, 8.00%, 11/1/17 (a)(b)	41,000	36,592

Total Venture Capital Debt Obligations (Cost $41,000)		36,592

ASSET-BACKED SECURITIES - 6.6%

Automobile - 0.4%
Avis Budget Rental Car Funding LLC, Series 2012-2A, Class A, 2.802%, 5/20/18 (e)	333,333	333,760
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (e)	1,000,000	974,454
Carfinance Capital Auto Trust, Series 2013-2A, Class B, 3.15%, 8/15/19 (e)	88,164	88,358
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (e)	400,000	401,833
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (e)	347,824	348,274
Series 2015-1A, Class A, 3.10%, 12/15/23 (e)	15,530	15,482
Series 2015-1A, Class B, 5.43%, 12/15/23 (e)	600,000	603,448
		2,765,609

Other - 6.0%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 2.293%, 6/17/31 (e)(f)	270,000	269,446
Series 2014-SFR1, Class C, 2.693%, 6/17/31 (e)(f)	315,000	314,659
Series 2014-SFR1, Class D, 3.043%, 6/17/31 (e)(f)	200,000	200,215
Series 2014-SFR1, Class E, 3.443%, 6/17/31 (e)(f)	1,000,000	999,998
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	1,247,129	1,286,373
Apidos CLO XXI, Series 2015-21A, Class C, 4.574%, 7/18/27 (e)(f)	300,000	300,519
AVANT Loans Funding Trust:
Series 2016-A, Class A, 4.11%, 5/15/19 (e)	35,812	35,837
Series 2016-B, Class A, 3.92%, 8/15/19 (e)	57,672	57,808
Series 2016-C, Class A, 2.96%, 9/16/19 (e)	260,417	260,831

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (e)	7,291	7,292
Citi Held For Asset Issuance:
Series 2015-PM2, Class A, 2.35%, 3/15/22 (e)	21,194	21,203
Series 2015-PM2, Class B, 4.00%, 3/15/22 (e)	2,220,000	2,235,306
Series 2015-PM3, Class B, 4.31%, 5/16/22 (e)	750,000	757,773
Series 2016-MF1, Class A, 4.48%, 8/15/22 (e)	217,248	219,929
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (e)	2,129,675	2,112,343
Colony American Homes, Series 2014-1A, Class B, 2.293%, 5/17/31 (e)(f)	350,000	349,268
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.593%, 7/17/33 (e)(f)	350,000	356,809
Series 2016-1A, Class D, 4.043%, 7/17/33 (e)(f)	320,000	325,229
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (e)	68,040	68,113
Series 2016-A, Class B, 8.96%, 8/15/18 (e)	150,000	151,931
Series 2016-B, Class A, 3.73%, 10/15/18 (e)	1,045,730	1,048,635
Series 2016-B, Class B, 7.34%, 3/15/19 (e)	450,000	459,300
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (e)	1,568,000	1,576,235
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (e)	987,500	964,312
Series 2016-1A, Class A2, 6.125%, 7/20/46 (e)	298,500	303,701
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.739%, 8/15/28 (e)(f)	500,000	496,777
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (e)	171,116	167,009
Series 2014-1A, Class A2, 3.668%, 4/19/44 (e)	600,000	589,834
Series 2014-1A, Class B1, 4.406%, 4/19/44 (e)	700,000	662,716
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (e)	1,100,000	1,057,922
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (e)(g)	295,000	296,475
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (e)(g)	360,000	359,982
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (e)	773,394	758,711
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (e)(f)	300,708	300,738
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (e)	97,046	96,784
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (e)(f)	359,532	359,562
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (e)	50,000	50,771
Invitation Homes Trust:
Series 2015-SFR2, Class C, 2.00%, 6/17/32 (e)(f)	200,000	200,615
Series 2015-SFR2, Class E, 4.093%, 6/17/32 (e)(f)	1,800,000	1,814,226
Series 2015-SFR3, Class D, 3.693%, 8/17/32 (e)(f)	400,000	401,911
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (e)	691,002	691,136
Series 2014-1A, Class B, 3.24%, 6/18/24 (e)	300,000	300,546
Series 2014-2A, Class A, 2.47%, 9/18/24 (e)	212,792	213,135
Series 2015-2A, Class A, 2.57%, 7/18/25 (e)	1,200,000	1,202,429
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (e)(f)	761,576	764,112
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (e)(f)	170,549	171,413
Progress Residential Trust:
Series 2016-SFR1, Class B, 2.943%, 9/17/33 (e)(f)	524,000	527,278
Series 2016-SFR1, Class C, 3.443%, 9/17/33 (e)(f)	325,000	329,034
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (e)	449,340	447,981
RMAT LLC, Series 2015-1, Class A1, 4.09%, 7/27/20 (e)(f)	625,833	629,358

14 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (e)(f)	1,000,000	991,101
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (e)	101,207	101,395
Series 2014-2A, Class B, 2.40%, 6/20/31 (e)	1,213,727	1,212,428
Series 2014-3A, Class B, 2.80%, 10/20/31 (e)	142,596	142,979
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (e)	753,794	744,377
Series 2014-1, Class A, 4.59%, 4/20/44 (e)	596,531	590,037
Series 2014-2, Class A, 4.02%, 7/20/44 (e)	807,702	781,688
Series 2014-2, Class B, 5.44%, 7/20/44 (e)	1,906,930	1,769,910
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (e)	600,000	599,302
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (e)	418,662	412,741
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (e)	1,084,417	1,087,898
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (e)	567,841	586,192
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39 (e)	143,333	129,948
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (e)	600,000	590,959
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (e)(f)	99,833	99,442
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (e)(f)	368,341	366,371
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (e)(f)	363,619	364,953
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (e)(f)	308,658	310,832
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (e)	2,098,050	2,107,793
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (e)	591,000	594,948
		41,158,814

Student Loan - 0.2%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (e)	603,287	601,469
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (e)	483,583	484,934
Series 2014-B, Class A1, 2.028%, 8/25/32 (e)(f)	187,791	190,412
		1,276,815

Total Asset-Backed Securities (Cost $45,355,548)		45,201,238

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.0%

Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.282%, 7/25/25 (e)(f)	684,925	689,770
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.582%, 5/25/24 (f)	600,000	612,028
Series 2014-C03, Class 2M2, 3.882%, 7/25/24 (f)	700,000	719,861
Series 2016-C05, Class 2M1, 2.332%, 1/25/29 (f)	334,166	336,037
Series 2016-C04, Class 1M1, 2.432%, 1/25/29 (f)	1,370,149	1,385,124
Series 2016-C06, Class 1M2, 5.232%, 4/25/29 (f)	400,000	423,605
Series 2017-C01, Class 1B1, 6.732%, 7/25/29 (f)	70,000	73,126
Series 2017-C02, Class 2B1, 6.477%, 9/25/29 (f)	132,000	132,826
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.232%, 5/25/25 (f)	720,000	761,748
Series 2015-HQA2, Class M2, 3.782%, 5/25/28 (f)	713,056	735,148
Series 2016-DNA2, Class M2, 3.182%, 10/25/28 (f)	600,000	611,081
Series 2016-DNA2, Class B, 11.482%, 10/25/28 (f)	249,973	306,784

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 15

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - CONT’D
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (e)(f)	108,054	107,838

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,623,284)		6,894,976

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%

Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.812%, 5/15/32 (e)(f)	200,000	199,703
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/29 (e)(f)	1,000,000	1,002,826
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.762%, 12/15/27 (e)(f)	800,000	800,500
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.312%, 9/15/27 (e)(f)	600,000	597,729
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (e)	161,011	160,236
COMM Mortgage Trust, Series 2013-THL, Class C, 2.847%, 6/8/30 (e)(f)	950,000	951,792
Equity Mortgage Trust:
Series 2014-INNS, Class E, 4.297%, 5/8/31 (e)(f)	1,100,000	1,093,502
Series 2014-INNS, Class F, 4.747%, 5/8/31 (e)(f)	150,000	147,922
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (e)	400,000	391,911
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (e)	550,000	550,700
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (e)(f)	400,000	394,734
Series 2014-INN, Class E, 4.512%, 6/15/29 (e)(f)	1,550,000	1,550,001
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class F, 3.446%, 7/13/29 (e)(f)	410,000	402,165
Series 2014-CPT, Class G, 3.446%, 7/13/29 (e)(f)	280,000	271,979
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (e)	1,935,000	1,944,892
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (e)	640,000	622,603
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (e)	439,825	438,497
TRU Trust:
Series 2016-TOYS, Class A, 3.162%, 11/15/30 (e)(f)	1,358,516	1,362,237
Series 2016-TOYS, Class B, 4.062%, 11/15/30 (e)(f)	735,000	738,773
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (e)(f)	850,000	860,491

Total Commercial Mortgage-Backed Securities (Cost $14,343,498)		14,483,193

CORPORATE BONDS - 17.7%

Basic Materials - 0.3%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	560,000	561,204
Methanex Corp., 3.25%, 12/15/19	600,000	604,217
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	521,785
		1,687,206

Communications - 1.9%
AT&T, Inc.:
3.80%, 3/1/24	525,000	533,069
4.125%, 2/17/26	1,300,000	1,318,329
4.75%, 5/15/46	645,000	601,841
CBS Corp., 2.90%, 1/15/27	585,000	543,974
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (e)	250,000	258,438
Comcast Corp., 3.20%, 7/15/36	990,000	878,598
Crown Castle Towers LLC, 3.663%, 5/15/45 (e)	450,000	450,369

16 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	407,687
Sprint Communications, Inc., 8.375%, 8/15/17	2,740,000	2,800,280
Telefonica Emisiones SAU, 3.192%, 4/27/18	600,000	607,798
Time Warner Cable LLC:
5.85%, 5/1/17	100,000	100,307
4.00%, 9/1/21	400,000	414,644
Time Warner, Inc., 4.90%, 6/15/42	500,000	488,548
Verizon Communications, Inc.:
1.75%, 8/15/21	540,000	516,957
2.45%, 11/1/22	585,000	564,283
3.50%, 11/1/24	1,000,000	991,596
4.862%, 8/21/46	555,000	533,576
5.50%, 3/16/47	1,100,000	1,152,959
		13,163,253

Consumer, Cyclical - 2.9%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (e)	747,687	771,987
5.60%, 1/15/22 (e)	655,566	677,691
4.40%, 3/22/25	798,430	804,418
Series B, 5.25%, 7/15/25	631,993	652,533
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	213,500
CVS Health Corp., 5.125%, 7/20/45	550,000	606,813
CVS Pass-Through Trust, 6.036%, 12/10/28	894,414	1,005,384
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	217,928	229,097
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	47,875
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	210,000	210,594
6.625%, 8/15/17	1,300,000	1,323,709
2.875%, 10/1/18 (h)	757,000	765,958
2.262%, 3/28/19	519,000	520,287
1.964%, 11/4/19 (f)	600,000	603,122
3.336%, 3/18/21	960,000	971,270
4.134%, 8/4/25	750,000	753,658
Home Depot, Inc. (The):
2.70%, 4/1/23	600,000	605,619
4.20%, 4/1/43	600,000	618,249
JC Penney Corp., Inc., 7.95%, 4/1/17	140,000	140,000
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	430,264	419,507
4.20%, 8/15/29	493,418	489,101
Lowe's Cos., Inc.:
2.50%, 4/15/26	250,000	237,463
3.70%, 4/15/46	225,000	209,096
New Albertsons, Inc., 7.75%, 6/15/26	50,000	48,875
Newell Brands, Inc., 3.85%, 4/1/23	500,000	516,787
Nordstrom, Inc.:
4.00%, 3/15/27 (h)	503,000	501,276
5.00%, 1/15/44	382,000	361,484
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (e)	575,000	581,386

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 17

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Southwest Airlines Co., 3.00%, 11/15/26	570,000	538,111
Staples, Inc., 2.75%, 1/12/18	560,000	562,815
Starbucks Corp., 2.45%, 6/15/26	550,000	526,978
Virgin Australia Pass-Through Trust:
7.125%, 10/23/18 (e)	13,091	13,446
6.00%, 4/23/22 (e)	519,183	529,567
5.00%, 4/23/25 (e)	273,849	284,803
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	870,000	850,650
Whirlpool Corp.:
3.70%, 3/1/23	500,000	514,678
3.70%, 5/1/25	500,000	512,780
Wyndham Worldwide Corp.:
4.15%, 4/1/24	255,000	257,173
4.50%, 4/1/27	108,000	108,801
		19,586,541

Consumer, Non-cyclical - 1.1%
Abbott Laboratories, 2.90%, 11/30/21	225,000	225,984
Amgen, Inc., 4.663%, 6/15/51	895,000	895,557
AstraZeneca plc:
3.375%, 11/16/25	600,000	604,108
4.375%, 11/16/45	350,000	356,837
Express Scripts Holding Co.:
3.00%, 7/15/23	250,000	241,651
3.40%, 3/1/27	200,000	188,356
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	501,827
4.875%, 6/27/44 (e)	500,000	471,740
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	600,158
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	400,000	444,000
Land O'Lakes, Inc., 6.00%, 11/15/22 (e)	800,000	882,000
Life Technologies Corp., 6.00%, 3/1/20	500,000	547,778
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	317,204
MEDNAX, Inc., 5.25%, 12/1/23 (e)	155,000	158,100
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	615,000	596,749
3.20%, 9/23/26	455,000	433,262
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	340,424
		7,805,735

Energy - 0.3%
Enterprise Products Operating LLC:
6.30%, 9/15/17	1,095,000	1,117,506
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (f)	695,000	719,950
4.85%, 3/15/44	300,000	303,416
ONEOK Partners LP, 6.125%, 2/1/41	205,000	226,668
		2,367,540

18 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Financial - 8.2%
Air Lease Corp.:
5.625%, 4/1/17	210,000	210,000
3.00%, 9/15/23	350,000	342,024
Ally Financial, Inc.:
6.25%, 12/1/17	1,120,000	1,149,411
3.60%, 5/21/18	1,200,000	1,215,000
American Tower Corp.:
3.45%, 9/15/21	600,000	610,822
3.375%, 10/15/26	600,000	572,063
Bank of America Corp.:
2.00%, 1/11/18	1,500,000	1,503,834
3.124% to 1/20/22, floating rate thereafter to 1/20/23 (f)	1,275,000	1,281,552
2.221%, 10/21/22 (f)	565,000	573,936
2.503%, 10/21/22	2,810,000	2,739,174
3.875%, 8/1/25	1,700,000	1,730,136
3.824% to 1/20/27, floating rate thereafter to 1/20/28 (f)	2,390,000	2,394,008
Capital One Bank, 2.25%, 2/13/19	400,000	400,607
Capital One Financial Corp.:
6.75%, 9/15/17	1,075,000	1,099,995
4.20%, 10/29/25	575,000	577,293
3.75%, 7/28/26	790,000	765,019
Capital One NA, 2.35%, 8/17/18	650,000	654,094
CIT Group, Inc.:
4.25%, 8/15/17	900,000	907,875
5.25%, 3/15/18	1,975,000	2,028,078
Citigroup, Inc.:
1.70%, 4/27/18	1,700,000	1,700,721
2.65%, 10/26/20	885,000	890,731
6.25% to 8/15/26, floating rate thereafter (f)(i)	550,000	593,313
3.887% to 1/10/27, floating rate thereafter to 1/10/28 (f)	3,320,000	3,334,797
Citizens Bank NA:
2.25%, 3/2/20	500,000	499,282
2.55%, 5/13/21	400,000	397,730
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23 (f)	1,190,000	1,222,292
2.375%, 7/28/21	355,000	350,063
Compass Bank, 1.85%, 9/29/17	500,000	499,860
Credit Acceptance Corp.:
6.125%, 2/15/21	400,000	399,000
7.375%, 3/15/23	600,000	603,000
DDR Corp.:
4.75%, 4/15/18	500,000	511,331
3.625%, 2/1/25	600,000	577,205
Digital Realty Trust LP, 4.75%, 10/1/25	525,000	554,088
Discover Financial Services:
3.85%, 11/21/22	750,000	764,782
3.95%, 11/6/24	300,000	300,459
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (e)	215,879	221,815

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
ING Bank NV, 2.00%, 11/26/18 (e)	900,000	899,384
International Finance Corp., 1.75%, 3/30/20	680,000	679,809
iStar, Inc.:
4.00%, 11/1/17	925,000	927,312
6.00%, 4/1/22	733,000	743,995
MetLife, Inc., 1.756%, 12/15/17	1,500,000	1,500,070
Morgan Stanley:
2.80%, 6/16/20	2,200,000	2,226,686
4.875%, 11/1/22	690,000	746,059
2.443%, 10/24/23 (f)	550,000	561,672
4.00%, 7/23/25	725,000	747,583
3.125%, 7/27/26	1,285,000	1,226,500
Navient Corp., 6.50%, 6/15/22	44,000	44,385
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (e)	150,000	156,750
PNC Bank NA, 2.70%, 11/1/22	1,000,000	991,521
Prudential Financial, Inc., 8.875% to 6/15/18, floating rate thereafter to 6/15/68 (f)	650,000	698,750
Synchrony Financial, 2.438%, 11/9/17 (f)	2,415,000	2,428,483
Toronto-Dominion Bank (The):
1.75%, 7/23/18	900,000	902,030
3.625% to 9/15/26, floating rate thereafter to 9/15/31 (f)	1,145,000	1,121,241
Vornado Realty LP, 2.50%, 6/30/19	700,000	703,961
Wells Fargo & Co.:
2.50%, 3/4/21	1,000,000	997,137
2.10%, 7/26/21	700,000	685,595
3.069%, 1/24/23	2,520,000	2,535,327
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31 (f)	675,000	682,093
		56,381,733

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	596,703

Industrial - 1.3%
Carlisle Cos., Inc., 3.75%, 11/15/22	895,000	901,456
Johnson Controls International plc, 4.625%, 7/2/44 (f)	450,000	461,697
Keysight Technologies, Inc., 4.60%, 4/6/27 (g)	761,000	766,519
Masco Corp.:
4.45%, 4/1/25	200,000	208,748
6.50%, 8/15/32	350,000	413,075
Owens Corning, 3.40%, 8/15/26	510,000	493,890
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (e)	765,000	776,239
Pentair Finance SA:
1.875%, 9/15/17	1,200,000	1,200,586
3.625%, 9/15/20	600,000	616,121
SBA Tower Trust:
2.877%, 7/15/21 (e)	600,000	596,466
2.933%, 12/9/42 (e)	115,000	115,057
2.24%, 4/15/43 (e)	500,000	500,064

20 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.722%, 4/15/48 (e)	1,100,000	1,114,012
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (e)	540,000	525,690
Tutor Perini Corp., 7.625%, 11/1/18	50,000	50,062
		8,739,682

Technology - 1.5%
Apple, Inc.:
3.25%, 2/23/26	375,000	378,822
3.45%, 2/9/45	430,000	383,277
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	444,993
CA, Inc., 4.70%, 3/15/27	500,000	518,873
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (e)	1,130,000	1,231,905
Dun & Bradstreet Corp. (The), 3.50%, 12/1/17	600,000	604,286
DXC Technology Co.:
2.875%, 3/27/20 (e)	278,000	280,329
4.25%, 4/15/24 (e)	313,000	318,267
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	2,615,000	2,622,631
2.85%, 10/5/18	370,000	374,458
Intel Corp., 3.10%, 7/29/22	400,000	411,109
Microsoft Corp.:
2.40%, 8/8/26	575,000	544,048
4.45%, 11/3/45	505,000	532,977
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (e)	300,000	311,250
4.625%, 6/15/22 (e)	290,000	306,675
Oracle Corp.:
2.40%, 9/15/23	200,000	194,682
2.65%, 7/15/26	440,000	418,971
Seagate HDD Cayman:
4.875%, 3/1/24 (e)	480,000	471,623
4.875%, 6/1/27	120,000	112,343
		10,461,519

Utilities - 0.1%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	321,139

Total Corporate Bonds (Cost $120,675,057)		121,111,051

FLOATING RATE LOANS (j) - 0.6%

Consumer, Cyclical - 0.1%
Varsity Brands, Inc., 5.00%, 12/11/21	492,443	498,445

Financial - 0.0% (d)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (a)(b)(k)	385,345	10,212

Total Floating Rate Loans (Cost $879,226)		508,657

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 21

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (a)(c)	4,266,666	3,992,703
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(l)	393,000	349,770
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(l)	506,000	475,640

Total High Social Impact Investments (Cost $5,165,666)		4,818,113

SOVEREIGN GOVERNMENT BONDS - 0.1%

Nacional Financiera SNC, 3.375%, 11/5/20 (e)	935,000	948,558

Total Sovereign Government Bonds (Cost $933,776)		948,558

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%

California - 0.1%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	981,952

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (m)	400,000	464,084

Massachusetts - 0.1%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	650,000	592,397

New York - 0.5%
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,479,676
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,213,480
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	584,275
New York Transportation Development Corp. Revenue Bonds:
(LaGuardia Airport Terminal B Redevelopment), 3.423%, 7/1/27	100,000	96,239
(LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	100,000	95,172
		3,468,842

Total Taxable Municipal Obligations (Cost $5,506,160)		5,507,275

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	900,000	899,429

Total U.S. Government Agencies and Instrumentalities (Cost $900,000)		899,429

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Fannie Mae:
2.65%, 6/1/26	642,105	632,272
2.68%, 7/1/26	650,000	638,038
2.784%, 2/25/27(f)	673,559	679,005

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,990,484)		1,949,315

22 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 7.5%
U.S. Treasury Bonds:
2.25%, 8/15/46	18,224,000	15,423,481
2.875%, 11/15/46	2,500,000	2,425,683
U.S. Treasury Notes:
1.00%, 11/30/18	1,835,000	1,828,691
1.375%, 12/15/19	5,830,000	5,819,069
1.75%, 11/30/21	5,480,000	5,444,254
2.125%, 11/30/23	1,217,000	1,212,816
2.00%, 11/15/26	12,569,000	12,141,855
2.25%, 2/15/27	6,875,000	6,787,186

Total U.S. Treasury Obligations (Cost $51,174,140)		51,083,035

COMMERCIAL PAPER - 0.2%
Vodafone Group plc, 1.60%, 9/12/17 (e)	1,155,000	1,146,916

Total Commercial Paper (Cost $1,146,581)		1,146,916

		VALUE ($)
OTHER - 0.1%
Agraquest, Inc., Contingent Deferred Distribution *(a)(b)		16,394
Seventh Generation, Inc., Contingent Deferred Distribution *(a)(b)		391,884
Wild Planet Entertainment, Contingent Deferred Distribution *(a)(b)		—

Total Other (Cost $288,104)		408,278

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	24,047,513	24,047,513

Total Time Deposit (Cost $24,047,513)		24,047,513

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	711,860	711,860

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $711,860)		711,860

TOTAL INVESTMENTS (Cost $663,295,749) - 100.8%		690,291,775
Other assets and liabilities, net - (0.8%)		(5,241,357)
NET ASSETS - 100.0%		685,050,418
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 23

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Restricted security. Total market value of restricted securities amounts to $8,248,703, which represents 1.2% of the net assets of the Fund as of March 31, 2017.
(b) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(c) Affiliated company (see Note F).
(d) Amount is less than 0.05%.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $76,428,393, which represents 11.2% of the net assets of the Fund as of March 31, 2017.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(g) When-issued security.
(h) Security, or portion of security, is on loan. Total value of securities on loan is $699,632 as of March 31, 2017.
(i) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(j) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(k) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(l) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

(m) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
ADR:	American Depositary Receipt
See notes to financial statements.

24 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	—
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners	6/7/96-6/22/00	17,031
Commons Capital LP	2/15/01-12/27/11	162,045
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	66,786
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	506,000
Infrastructure and Environmental Private Equity Fund III LP	4/16/97-2/12/01	—
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 11/1/17	9/16/15	41,000
Learn Capital Venture Partners III LP	8/30/16	657,000
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Seventh Generation, Inc., Contingent Deferred Distribution	10/26/16	—
Solstice Capital LP	6/26/01-6/17/08	—
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	288,104
Wind Harvest Co., Inc., Preferred	5/16/94	100,000
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 17.5%

Automobile - 0.9%
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	3,350,000	3,264,421
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	534,291	534,984
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	139,773	139,336
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	2,000,000	2,011,493
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.30%, 4/15/20	1,300,000	1,295,809
		7,246,043

Other - 16.0%
American Homes 4 Rent:
Series 2014-SFR1, Class E, 3.443%, 6/17/31 (a)(b)	3,500,000	3,499,993
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	4,221,052	4,353,878
Apidos CLO XXI, Series 2015-21A, Class C, 4.574%, 7/18/27 (a)(b)	1,300,000	1,302,248
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	5,700,000	5,739,299
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,500,000	2,525,910
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	1,086,241	1,099,647
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	6,052,857	6,003,598
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	311,848	312,185
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	3,042,123	3,050,574
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	5,831,000	5,861,624
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	3,653,750	3,567,953
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.739%, 8/15/28 (a)(b)	1,750,000	1,738,719
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	627,424	612,367
Series 2014-1A, Class A2, 3.668%, 4/19/44 (a)	1,900,000	1,867,807
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	2,200,000	2,082,823
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,983,000	3,830,638
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)(c)	955,000	959,775
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)(c)	1,245,000	1,244,938
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	3,552,781	3,485,328
Series 2013-1A, Class B, 3.96%, 4/15/43 (a)	3,987,186	3,923,834
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	1,503,540	1,503,691
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	201,558	201,013
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	1,027,233	1,027,320
Invitation Homes Trust:
Series 2015-SFR2, Class E, 4.093%, 6/17/32 (a)(b)	5,450,000	5,493,073

26 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Series 2015-SFR2, Class F, 4.643%, 6/17/32 (a)(b)	3,650,000	3,686,393
Series 2015-SFR3, Class D, 3.693%, 8/17/32 (a)(b)	1,400,000	1,406,689
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	2,257,765	2,258,204
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	3,100,000	3,106,274
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	2,100,901	2,107,895
Progress Residential Trust:
Series 2016-SFR1, Class B, 2.943%, 9/17/33 (a)(b)	2,046,000	2,058,798
Series 2016-SFR1, Class C, 3.443%, 9/17/33 (a)(b)	1,000,000	1,012,414
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,685,024	1,679,929
RMAT LLC, Series 2015-1, Class A1, 4.09%, 7/27/20 (a)(b)	1,104,411	1,110,632
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	3,300,000	3,270,634
Sierra Timeshare Receivables Funding LLC:
Series 2012-3A, Class B, 2.66%, 8/20/29 (a)	508,265	509,041
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	349,623	350,272
Series 2014-2A, Class B, 2.40%, 6/20/31 (a)	1,097,023	1,095,848
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	1,933,603	1,938,800
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	3,015,178	2,977,508
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	2,871,829	2,779,336
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	6,197,523	5,752,207
Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (a)	5,000,000	4,906,847
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	2,100,000	2,097,556
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	1,579,163	1,556,829
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	3,844,750	3,857,092
SWAY Residential Trust, Series 2014-1, Class A, 2.243%, 1/17/32 (a)(b)	4,847,762	4,858,345
TAL Advantage V LLC:
Series 2014-2A, Class B, 3.97%, 5/20/39 (a)	501,667	454,816
Series 2014-3A, Class B, 4.15%, 11/21/39 (a)	766,667	714,836
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	2,250,000	2,216,098
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	745,312	741,326
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	11,327,500	11,380,105
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	2,413,250	2,429,373
		137,602,332

Student Loan - 0.6%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (a)	1,896,045	1,890,330
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,000,000	1,994,366
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,361,196	1,365,000
		5,249,696

Total Asset-Backed Securities (Cost $150,979,352)		150,098,071

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 27

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.282%, 7/25/25 (a)(b)	1,369,849	1,379,540
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.582%, 5/25/24 (b)	2,200,000	2,244,103
Series 2014-C03, Class 2M2, 3.882%, 7/25/24 (b)	2,600,000	2,673,771
Series 2016-C05, Class 2M1, 2.332%, 1/25/29 (b)	954,760	960,105
Series 2016-C04, Class 1M1, 2.432%, 1/25/29 (b)	3,124,900	3,159,055
Series 2016-C06, Class 1M2, 5.232%, 4/25/29 (b)	1,600,000	1,694,420
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DNA2, Class M3, 4.882%, 12/25/27 (b)	3,000,000	3,260,498
Series 2015-HQA2, Class M2, 3.782%, 5/25/28 (b)	3,802,966	3,920,791
Series 2016-HQA1, Class M2, 3.732%, 9/25/28 (b)	4,000,000	4,161,560
Series 2016-DNA2, Class M2, 3.182%, 10/25/28 (b)	1,600,000	1,629,548

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $24,126,781)		25,083,391

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%

Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.812%, 5/15/32 (a)(b)	1,100,000	1,098,369
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/29 (a)(b)	5,000,000	5,014,131
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.762%, 12/15/27 (a)(b)	2,800,000	2,801,750
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.312%, 9/15/27 (a)(b)	2,900,000	2,889,025
COMM Mortgage Trust, Series 2013-THL, Class C, 2.847%, 6/8/30 (a)(b)	3,500,000	3,506,602
Equity Mortgage Trust, Series 2014-INNS, Class E, 4.297%, 5/8/31 (a)(b)	3,600,000	3,578,735
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (a)	1,400,000	1,371,688
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	1,750,000	1,752,227
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	1,200,000	1,184,201
Series 2014-INN, Class E, 4.512%, 6/15/29 (a)(b)	3,000,000	3,000,002
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.446%, 7/13/29 (a)(b)	960,000	932,501
Motel 6 Trust:
Series 2015-MTL6, Class C, 3.644%, 2/5/30 (a)	3,000,000	3,017,771
Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	4,300,000	4,321,981
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	2,250,000	2,188,841
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	1,466,084	1,461,656
TRU Trust:
Series 2016-TOYS, Class A, 3.162%, 11/15/30 (a)(b)	5,657,178	5,672,674
Series 2016-TOYS, Class B, 4.062%, 11/15/30 (a)(b)	2,200,000	2,211,294
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (a)(b)	2,700,000	2,733,323

Total Commercial Mortgage-Backed Securities (Cost $48,396,654)		48,736,771

CORPORATE BONDS - 48.7%

Basic Materials - 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27 (d)	2,140,000	2,144,601
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,130,707
		5,275,308

28 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Communications - 4.9%
AT&T, Inc.:
3.80%, 3/1/24	2,140,000	2,172,892
4.125%, 2/17/26	5,350,000	5,425,430
4.75%, 5/15/46	2,325,000	2,169,427
CBS Corp., 2.90%, 1/15/27	2,075,000	1,929,480
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	900,000	930,375
Comcast Corp., 3.20%, 7/15/36	3,824,000	3,393,697
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	2,100,000	2,101,722
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,509,952
Sprint Communications, Inc., 8.375%, 8/15/17	6,700,000	6,847,400
Time Warner Cable LLC, 4.00%, 9/1/21	1,725,000	1,788,151
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	1,026,090
Verizon Communications, Inc.:
1.75%, 8/15/21	2,030,000	1,943,374
2.45%, 11/1/22	2,060,000	1,987,049
3.50%, 11/1/24	3,705,000	3,673,863
4.862%, 8/21/46	3,640,000	3,499,492
5.50%, 3/16/47	1,800,000	1,886,661
		42,285,055

Consumer, Cyclical - 6.6%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	2,732,151	2,820,946
5.60%, 1/15/22 (a)	446,977	462,062
4.40%, 3/22/25	2,954,191	2,976,348
Series B, 5.25%, 7/15/25	2,263,855	2,337,430
CVS Health Corp., 5.125%, 7/20/45	1,810,000	1,996,968
CVS Pass-Through Trust, 6.036%, 12/10/28	2,064,033	2,320,117
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	1,308,000	1,311,244
3.336%, 3/18/21	3,495,000	3,536,031
4.134%, 8/4/25	4,960,000	4,984,190
Home Depot, Inc. (The):
2.70%, 4/1/23	2,000,000	2,018,730
4.20%, 4/1/43	2,000,000	2,060,830
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	1,523,851	1,485,754
4.20%, 8/15/29	1,856,192	1,839,950
Lowe's Cos., Inc.:
2.50%, 4/15/26	925,000	878,611
3.70%, 4/15/46	850,000	789,919
Newell Brands, Inc., 3.85%, 4/1/23	2,050,000	2,118,827
Nordstrom, Inc.:
4.00%, 3/15/27 (d)	1,901,000	1,894,485

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 29

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
5.00%, 1/15/44	1,350,000	1,277,496
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	2,175,000	2,199,156
Southwest Airlines Co., 3.00%, 11/15/26	1,225,000	1,156,466
Staples, Inc., 2.75%, 1/12/18	2,195,000	2,206,034
Starbucks Corp., 2.45%, 6/15/26	2,150,000	2,060,003
Virgin Australia Pass-Through Trust:
6.00%, 4/23/22 (a)	2,337,497	2,384,247
5.00%, 4/23/25 (a)	981,291	1,020,543
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	3,210,000	3,138,606
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,161,646
3.70%, 5/1/25	1,700,000	1,743,450
Wyndham Worldwide Corp.:
4.15%, 4/1/24	1,000,000	1,008,521
4.50%, 4/1/27	387,000	389,872
		56,578,482

Consumer, Non-cyclical - 4.8%
Abbott Laboratories, 2.90%, 11/30/21	805,000	808,522
American National Red Cross (The), 5.567%, 11/15/17	1,500,000	1,531,830
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,426,603
4.663%, 6/15/51	1,006,000	1,006,626
AstraZeneca plc:
3.375%, 11/16/25	2,175,000	2,189,890
4.375%, 11/16/45	1,225,000	1,248,930
ERAC USA Finance LLC:
6.375%, 10/15/17 (a)	8,000,000	8,189,600
2.70%, 11/1/23 (a)	1,000,000	958,441
Express Scripts Holding Co.:
3.00%, 7/15/23	925,000	894,110
3.40%, 3/1/27	700,000	659,246
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	3,000,000	3,159,879
3.875%, 6/27/24 (a)	1,200,000	1,204,386
4.875%, 6/27/44 (a)	1,200,000	1,132,177
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,217,973
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,200,000	1,332,000
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	2,000,000	2,205,000
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,081,556
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	925,177
MEDNAX, Inc., 5.25%, 12/1/23 (a)	600,000	612,000
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,001,635
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	2,385,000	2,314,220

30 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
3.20%, 9/23/26	1,765,000	1,680,675
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	839,570
5.30%, 2/1/44	500,000	567,374
		41,187,420

Energy - 1.4%
Enterprise Products Operating LLC:
6.30%, 9/15/17	2,617,000	2,670,787
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)	8,505,000	8,810,330
		11,481,117

Financial - 22.2%
Air Lease Corp., 3.00%, 9/15/23	1,275,000	1,245,944
Ally Financial, Inc.:
6.25%, 12/1/17	3,984,000	4,088,620
3.60%, 5/21/18	2,520,000	2,551,500
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,697,798
3.375%, 10/15/26	1,950,000	1,859,206
Bank of America Corp.:
3.124% to 1/20/22, floating rate thereafter to 1/20/23 (b)	4,875,000	4,900,053
2.221%, 10/21/22 (b)	2,155,000	2,189,083
2.503%, 10/21/22	9,800,000	9,552,991
3.875%, 8/1/25	5,100,000	5,190,408
3.824% to 1/20/27, floating rate thereafter to 1/20/28 (b)	11,770,000	11,789,738
Capital One Bank, 2.25%, 2/13/19	1,000,000	1,001,517
Capital One Financial Corp.:
4.20%, 10/29/25	2,100,000	2,108,375
3.75%, 7/28/26	3,100,000	3,001,972
Capital One NA, 2.35%, 8/17/18	2,360,000	2,374,866
CIT Group, Inc.:
4.25%, 8/15/17	5,000,000	5,043,750
5.25%, 3/15/18	5,060,000	5,195,987
Citigroup, Inc.:
1.70%, 4/27/18	6,585,000	6,587,792
2.65%, 10/26/20	3,435,000	3,457,245
6.25% to 8/15/26, floating rate thereafter (b)(e)	1,500,000	1,618,125
3.887% to 1/10/27, floating rate thereafter to 1/10/28 (b)	12,815,000	12,872,116
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,947,200
2.55%, 5/13/21	1,400,000	1,392,054
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23 (b)	4,675,000	4,801,861
2.375%, 7/28/21	1,475,000	1,454,486

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 31

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
4.15%, 9/28/22 (a)	702,000	721,481
Compass Bank, 1.85%, 9/29/17	2,000,000	1,999,440
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,576,050
7.375%, 3/15/23	2,500,000	2,512,500
DDR Corp.:
4.75%, 4/15/18	3,000,000	3,067,986
3.625%, 2/1/25	3,100,000	2,982,225
Digital Realty Trust LP, 4.75%, 10/1/25	2,035,000	2,147,749
Discover Bank, 8.70%, 11/18/19	948,000	1,076,793
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,482,991
3.95%, 11/6/24	1,500,000	1,502,294
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 6.50%, 5/30/21 (a)	283,036	290,704
ING Bank NV, 2.00%, 11/26/18 (a)	3,150,000	3,147,842
International Finance Corp., 1.75%, 3/30/20	2,500,000	2,499,297
iStar, Inc.:
4.00%, 11/1/17	1,670,000	1,674,175
6.00%, 4/1/22 (d)	2,000,000	2,030,000
Morgan Stanley:
2.80%, 6/16/20	3,500,000	3,542,455
4.875%, 11/1/22	2,075,000	2,243,583
2.443%, 10/24/23 (b)	2,190,000	2,236,474
4.00%, 7/23/25	1,855,000	1,912,781
3.125%, 7/27/26	8,600,000	8,208,485
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,966,084
Prudential Financial, Inc., 8.875% to 6/15/18, floating rate thereafter to 6/15/68 (b)	2,750,000	2,956,250
Synchrony Financial, 2.438%, 11/9/17 (b)	8,855,000	8,904,437
Toronto-Dominion Bank (The):
1.75%, 7/23/18	3,550,000	3,558,009
3.625% to 9/15/26, floating rate thereafter to 9/15/31 (b)	4,400,000	4,308,700
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,413,582
Wells Fargo & Co.:
2.50%, 3/4/21	3,000,000	2,991,411
2.10%, 7/26/21	2,950,000	2,889,295
3.069%, 1/24/23	9,350,000	9,406,867
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31 (b)	2,515,000	2,541,428
		190,714,055

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,834,339

Industrial - 3.4%
Carlisle Cos., Inc., 3.75%, 11/15/22	3,485,000	3,510,141
Johnson Controls International plc, 4.625%, 7/2/44 (b)	1,800,000	1,846,789
Keysight Technologies, Inc., 4.60%, 4/6/27 (c)	1,738,000	1,750,604

32 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Owens Corning, 3.40%, 8/15/26	1,960,000	1,898,088
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (a)	3,000,000	3,125,442
Pentair Finance SA:
1.875%, 9/15/17	4,100,000	4,102,001
3.625%, 9/15/20	2,160,000	2,218,037
SBA Tower Trust:
2.877%, 7/15/21 (a)	2,500,000	2,485,275
2.24%, 4/15/43 (a)	1,970,000	1,970,250
3.722%, 4/15/48 (a)	4,150,000	4,202,862
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	2,040,000	1,985,940
		29,095,429

Technology - 4.3%
Apple, Inc.:
3.25%, 2/23/26	1,325,000	1,338,504
3.45%, 2/9/45	1,050,000	935,910
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,722,384
CA, Inc., 4.70%, 3/15/27	1,950,000	2,023,605
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)	4,470,000	4,873,109
DXC Technology Co.:
2.875%, 3/27/20 (a)	926,000	933,759
4.25%, 4/15/24 (a)	1,007,000	1,023,945
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	10,065,000	10,094,370
2.85%, 10/5/18	1,350,000	1,366,266
Intel Corp., 3.10%, 7/29/22	1,250,000	1,284,715
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,105,228
4.45%, 11/3/45	1,800,000	1,899,722
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	1,200,000	1,245,000
4.625%, 6/15/22 (a)	1,165,000	1,231,988
Oracle Corp.:
2.40%, 9/15/23	980,000	953,941
2.65%, 7/15/26	1,600,000	1,523,533
Seagate HDD Cayman, 4.875%, 3/1/24 (a)	2,145,000	2,107,565
		36,663,544

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,793,025

Total Corporate Bonds (Cost $415,275,217)		417,907,774

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 33

FLOATING RATE LOANS (f) - 0.2%	PRINCIPAL AMOUNT ($)	VALUE ($)
Consumer, Cyclical - 0.2%
Varsity Brands, Inc., 5.00%, 12/11/21	1,723,552	1,744,558

Financial - 0.0% (g)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (h)(i)(j)	481,681	12,765

Total Floating Rate Loans (Cost $2,210,265)		1,757,323

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%

Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (i)(k)	5,087,392	4,760,730
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (h)(i)(l)	490,000	436,100
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (h)(i)(l)	631,000	593,140

Total High Social Impact Investments (Cost $6,208,392)		5,789,970

SOVEREIGN GOVERNMENT BONDS - 0.4%

Nacional Financiera SNC, 3.375%, 11/5/20 (a)	3,450,000	3,500,025

Total Sovereign Government Bonds (Cost $3,445,483)		3,500,025

TAXABLE MUNICIPAL OBLIGATIONS - 3.0%

California - 0.8%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,602,900
Oakland California PO Revenue Bonds, (NPFG), 0.00%, 12/15/20	1,490,000	1,358,180
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,071,338
		7,032,418

Connecticut - 0.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (m)	3,800,000	4,408,798

District of Columbia - 0.2%
Georgetown University Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	1,530,000	1,609,254

Maryland - 0.4%
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,538,980

Massachusetts - 0.4%
Commonwealth of Massachusetts GO Bonds:
5.456%, 12/1/39	750,000	921,285
3.277%, 6/1/46	2,500,000	2,278,450
		3,199,735

34 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

TAXABLE MUNICIPAL OBLIGATIONS - CONT’D	PRINCIPAL AMOUNT ($)	VALUE ($)
New York - 0.7%
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,195,346
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,295,719
New York Transportation Development Corp. Revenue Bonds:
(LaGuardia Airport Terminal B Redevelopment), 3.423%, 7/1/27	200,000	192,478
(LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	200,000	190,344
(LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	200,000	191,734
		6,065,621

Total Taxable Municipal Obligations (Cost $24,808,579)		25,854,806

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%

Overseas Private Investment Corp., 3.22%, 9/15/29	2,850,000	2,848,190

Total U.S. Government Agencies and Instrumentalities (Cost $2,850,000)		2,848,190

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.0%

Fannie Mae:
2.65%, 6/1/26	2,963,563	2,918,177
2.68%, 7/1/26	3,000,000	2,944,791
2.784%, 2/25/27(b)	2,993,597	3,017,802

Total U.S. Government Agency Mortgage-Backed Securities (Cost $9,070,916)		8,880,770

U.S. TREASURY OBLIGATIONS - 13.5%

U.S. Treasury Bonds, 2.25%, 8/15/46	69,881,000	59,142,247
U.S. Treasury Notes:
1.75%, 11/30/21	8,177,000	8,123,661
2.125%, 11/30/23	2,840,000	2,830,236
2.00%, 11/15/26	47,692,000	46,071,235

Total U.S. Treasury Obligations (Cost $116,448,959)		116,167,379

COMMERCIAL PAPER - 0.5%

Vodafone Group plc, 1.60%, 9/12/17 (a)	4,475,000	4,443,681

Total Commercial Paper (Cost $4,442,382)		4,443,681

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 35

TIME DEPOSIT - 6.3%	PRINCIPAL AMOUNT ($)	VALUE ($)

State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	53,983,523	53,983,523

Total Time Deposit (Cost $53,983,523)		53,983,523

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	2,716,033	2,716,033

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,716,033)		2,716,033

TOTAL INVESTMENTS (Cost $864,962,536) - 101.0%		867,767,707
Other assets and liabilities, net - (1.0%)		(8,728,714)
NET ASSETS - 100.0%		859,038,993

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $266,919,975, which represents 31.1% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) When-issued security.
(d) Security, or portion of security, is on loan. Total value of securities on loan is $2,668,254 as of March 31, 2017.
(e) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(g) Amount is less than 0.05%.
(h) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(i) Restricted security. Total market value of restricted securities amounts to $5,802,735, which represents 0.7% of the net assets of the Fund as of March 31, 2017.
(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(k) Affiliated company (see Note F).
(l) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

(m) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
GO:	General Obligation
NPFG:	National Public Finance Guaranty Corp.
PO:	Pension Obligation
See notes to financial statements.

36 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,682
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	631,000
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 37

CALVERT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.2%
Beverages - 3.3%
Coca-Cola Co. (The)	741,996	31,490,310
PepsiCo, Inc.	333,706	37,328,353
		68,818,663

Biotechnology - 1.0%
Biogen, Inc. *	29,986	8,198,772
Gilead Sciences, Inc.	178,853	12,147,696
		20,346,468

Capital Markets - 2.0%
Charles Schwab Corp. (The)	512,769	20,926,103
Intercontinental Exchange, Inc.	352,755	21,119,442
		42,045,545

Chemicals - 6.2%
Ecolab, Inc.	576,053	72,202,483
Marrone Bio Innovations, Inc. *(a)	255,843	498,894
Praxair, Inc.	461,466	54,729,868
		127,431,245

Electronic Equipment & Instruments - 3.3%
Amphenol Corp., Class A	963,148	68,547,243

Food & Staples Retailing - 2.4%
CVS Health Corp.	259,739	20,389,511
Whole Foods Market, Inc.	971,633	28,876,933
		49,266,444

Food Products - 2.6%
Mondelez International, Inc., Class A	1,244,552	53,615,300

Health Care Equipment & Supplies - 2.8%
Danaher Corp.	665,785	56,944,591

Health Care Providers & Services - 3.1%
Henry Schein, Inc. *	182,077	30,947,628
Laboratory Corporation of America Holdings *	238,471	34,213,434
		65,161,062

Health Care Technology - 1.4%
Cerner Corp. *	492,150	28,963,028

Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	565,621	33,026,610

38 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Industrial Conglomerates - 2.5%
3M Co.	266,915	51,068,847

Insurance - 1.7%
Marsh & McLennan Cos., Inc.	482,744	35,669,954

Internet & Direct Marketing Retail - 2.4%
Priceline Group, Inc. (The) *	27,925	49,705,662

Internet Software & Services - 7.0%
Alphabet, Inc., Class C *	117,462	97,441,777
Facebook, Inc., Class A *	328,083	46,604,190
		144,045,967

IT Services - 11.0%
Accenture plc, Class A	391,200	46,897,056
Fiserv, Inc. *	94,457	10,891,837
MasterCard, Inc., Class A	645,079	72,552,035
Visa, Inc., Class A	1,095,235	97,333,534
		227,674,462
Life Sciences - Tools & Services - 4.4%
Thermo Fisher Scientific, Inc.	588,297	90,362,419

Machinery - 5.8%
Fortive Corp.	794,690	47,856,232
IDEX Corp.	548,410	51,281,819
Xylem, Inc.	417,356	20,959,618
		120,097,669

Media - 4.1%
Comcast Corp., Class A	1,065,393	40,048,123
Walt Disney Co. (The)	400,729	45,438,661
		85,486,784

Multiline Retail - 3.1%
Dollar Tree, Inc. *	807,052	63,321,300

Personal Products - 1.5%
Estee Lauder Cos., Inc. (The), Class A	359,664	30,495,911

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	289,409	15,738,061
Johnson & Johnson	223,420	27,826,961
Zoetis, Inc.	1,127,056	60,150,979
		103,716,001

Professional Services - 1.0%
Verisk Analytics, Inc. *	261,839	21,245,617

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	385,834	31,082,787

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 39

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 4.9%
Intuit, Inc.	167,605	19,440,504
Microsoft Corp.	1,243,822	81,918,117
		101,358,621

Specialty Retail - 5.6%
Lowe's Cos., Inc.	624,066	51,304,466
Ross Stores, Inc.	534,809	35,227,869
TJX Cos., Inc. (The)	376,081	29,740,485
		116,272,820

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	215,965	31,025,532

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	533,356	29,723,930

Venture Capital - 0.1%
20/20 Gene Systems, Inc. *(c)(d)	73,397	46,974
Bridges Ventures US *(c)(d)	317,764	230,422
Digital Directions International, Inc. *(c)(d)	354,389	87,499
Graduation Alliance, Inc. *(c)(d)	117,833	742
Ivy Capital (Proprietary) Ltd. *(c)(d)	19	707,459
Napo Pharmaceuticals, Inc. *(c)(d)	294,196	—
Village Laundry Services, Inc. *(c)(d)	9,444	—
		1,073,096

Total Common Stocks (Cost $1,440,412,667)		1,947,593,578

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Entouch, Series C *(c)(d)	2,628,278	438,660
Graduation Alliance, Inc.:
Series C *(c)(d)	3,225,598	161,602
Series D, Convertible *(c)(d)	1,325,968	268,641
New Day Farms, Inc., Series B *(c)(d)(e)	4,547,804	—
Orteq Bioengineering Ltd., Series A *(c)(d)	74,910	—
PresenceLearning, Inc.:
Series A *(c)(d)	600,000	390,000
Series A-2 *(c)(d)	195,285	130841
Series B *(c)(d)	399,719	307784
Shangri La Farms, Series A *(c)(d)(e)	66,667	100,000
Sword Diagnostics, Series B *(c)(d)	1,264,108	—
		1,797,528

Total Preferred Stocks (Cost $3,929,133)		1,797,528

40 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
WARRANTS - 0.0% (f)
Venture Capital - 0.0% (f)
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) *(c)(d)	625,721	3,942

Total Warrants (Cost $0)		3,942

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP *(c)(d)		280,865
Adobe Capital Social Mezzanine Fund I LP *(c)(d)		247,135
Africa Renewable Energy Fund LP *(c)(d)		560,172
Arborview Capital Partners LP *(c)(d)		575,418
Blackstone Clean Technology Partners LP *(c)(d)		71,691
China Environment Fund 2004 LP *(c)(d)		3,787
China Environment Fund III LP *(c)(d)		544,128
Coastal Ventures III LP *(c)(d)		265,318
Core Innovations Capital I LP *(c)(d)		1,328,107
Cross Culture Ventures I LP *(c)(d)		211,814
DBL Equity Fund - BAEF Il LP *(c)(d)		776,084
DBL Partners III LP *(c)(d)		321,220
First Analysis Private Equity Fund V LP *(c)(d)		997,338
Ignia Fund I LP *(c)(d)		478,270
Impact Ventures II LP *(c)(d)		258,592
LeapFrog Financial Inclusion Fund *(c)(d)		757078
New Markets Education Partners LP *(c)(d)		759,375
New Markets Venture Partners II LP *(c)(d)		274,407
Owl Ventures LP *(c)(d)		338,210
Renewable Energy Asia Fund LP *(c)(d)		1,993,619
SEAF India International Growth Fund LP *(c)(d)		26,613
SJF Ventures II LP, Preferred *(c)(d)		538,065
SJF Ventures III LP *(c)(d)		789,677
Westly Capital Partners Fund II LP *(c)(d)		692,892

Total Venture Capital Limited Partnership Interest (Cost $13,327,567)		13,089,875

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (c)(d)(e)(g)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (c)(d)	300,000	—
Orteq Bioengineering Ltd., 12.00%, 7/31/17 (c)(d)(h)	131,225	—
SEAF Global SME Facility:
9.00%, 6/30/17 (c)(d)	1,500,000	1,570,991
9.00%, 12/31/17 (c)(d)	450,000	459,965
9.00%, 3/31/18 (c)(d)(h)	1,000,000	—
9.00%, 3/31/18 (c)(d)(h)	400,000	—
9.00%, 3/31/18 (c)(d)	650,000	700,203

Total Venture Capital Debt Obligations (Cost $4,242,152)		2,731,159

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 41

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (d)(e)	10,833,877	10,138,234
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(d)	1,445,000	1,286,050
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(d)	1,855,000	1,743,700

Total High Social Impact Investments (Cost $14,133,877)		13,167,984

		VALUE ($)
OTHER - 0.1%
EXCENT Corp., Contingent Deferred Distribution *(c)(d)		48,128
GroSolar, Contingent Deferred Distribution *(c)(d)		794,874

Total Other (Cost $1,930,854)		843,002

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 2.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	54,268,005	54,268,005

Total Time Deposit (Cost $54,268,005)		54,268,005

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (f)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	566,289	566,289

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $566,289)		566,289

TOTAL INVESTMENTS (Cost $1,532,810,544) - 98.3%		2,034,061,362
Other assets and liabilities, net - 1.7%		34,239,633
NET ASSETS - 100.0%		2,068,300,995

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $490,784 as of March 31, 2017.
(b) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2017.

(c) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(d) Restricted security. Total market value of restricted securities amounts to $32,706,586, which represents 1.6% of the net assets of the Fund as of March 31, 2017.
(e) Affiliated company (see Note F).
(f) Amount is less than 0.05%.
(g) Security is in default for both principal and interest.
(h) This security is not accruing interest.
See notes to financial statements.

42 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-3/2/17	347,911
Adobe Capital Social Mezzanine Fund I LP	2/8/13-1/30/17	347,077
Africa Renewable Energy Fund LP	4/17/14-3/6/17	635,688
Arborview Capital Partners LP	11/13/12-12/9/16	772,757
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US	6/8/16-12/19/16	333,952
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-5/11/16	279,242
Core Innovations Capital I LP	1/6/11-2/24/17	936,984
Cross Culture Ventures I LP	2/24/16-3/28/17	226,205
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-1/25/17	341,735
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
EXCENT Corp., Contingent Deferred Distribution	9/1/16	—
First Analysis Private Equity Fund V LP	6/7/13-11/16/16	767,314
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
GroSolar, Contingent Deferred Distribution	12/22/16	1,930,854
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-3/18/16	777,984
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund	1/20/10-1/12/17	503,814
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-2/7/17	737,817
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	10/31/20-2/1/17	300,000
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Orteq Bioengineering Ltd., 0.00%, 7/31/17	7/17/13-7/22/13	201,621
Owl Ventures LP	7/10/14-10/25/16	325,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 6/30/17	6/28/13	1,500,000
SEAF Global SME Facility, 9.00%, 12/31/17	3/29/11	450,000
SEAF Global SME Facility, 9.00%, 3/31/18	11/6/15	1,000,000
SEAF Global SME Facility, 9.00%, 3/31/18	9/29/16	134,306
SEAF Global SME Facility, 9.00%, 3/31/18	7/11/11-1/11/17	650,000

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 43

RESTRICTED SECURITIES - CONT’D	ACQUISITION DATES	COST ($)
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-2/7/17	560,048
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II LP	12/27/11-12/14/16	800,933
See notes to financial statements.

44 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $659,029,083) - see accompanying schedule	$686,185,462
Investments in affiliated securities, at value (Cost $4,266,666) - see accompanying schedule	4,106,313
Cash	178
Receivable for securities sold	17,250,644
Receivable for Fund shares sold	683,851
Dividends and interest receivable	2,021,775
Interest receivable - affiliated	19,022
Securities lending income receivable	345
Trustees' deferred compensation plan	410,822
Tax reclaims receivable	19,406
Receivable from affiliate	2,209
Total assets	710,700,027

LIABILITIES
Payable for securities purchased	21,836,321
Payable for when-issued securities purchased	1,415,033
Collateral for securities loaned	711,860
Payable for Fund shares redeemed	578,364
Payable to affiliates:
Investment advisory fee	239,141
Administrative fees	71,228
Distribution Plan expenses	168,529
Sub-transfer agent fee	13,139
Trustees' deferred compensation plan	410,822
Accrued expenses and other liabilities	205,172
Total liabilities	25,649,609
Commitments and Contingencies (see Note G)
NET ASSETS	$685,050,418

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest, unlimited number of no par value shares authorized	$634,041,541
Accumulated undistributed net investment income	546,516
Accumulated net realized gain (loss)	23,466,208
Net unrealized appreciation (depreciation)	26,996,153
NET ASSETS	$685,050,418

NET ASSET VALUE PER SHARE
Class A (based on net assets of $554,510,437 and 17,560,465 shares outstanding)	$31.58
Class C (based on net assets of $63,326,249 and 2,065,442 shares outstanding)	$30.66
Class I (based on net assets of $42,856,640 and 1,335,025 shares outstanding)	$32.10
Class Y (based on net assets of $24,357,092 and 765,198 shares outstanding)	$31.83

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$33.15
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 45

CALVERT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $859,875,144) - see accompanying schedule	$863,006,977
Investments in affiliated securities, at value (Cost $5,087,392) - see accompanying schedule	4,760,730
Receivable for securities sold	3,009,408
Receivable for Fund shares sold	2,084,486
Interest receivable	5,420,555
Interest receivable - affiliated	22,681
Securities lending income receivable	42
Trustees' deferred compensation plan	505,353
Total assets	878,810,232

LIABILITIES
Payable for securities purchased	8,690,166
Payable for when-issued securities purchased	3,935,793
Collateral for securities loaned	2,716,033
Payable for Fund shares redeemed	3,311,011
Payable to affiliates:
Investment advisory fee	271,688
Administrative fees	85,827
Distribution Plan expenses	82,921
Sub-transfer agent fee	7,778
Trustees' deferred compensation plan	505,353
Accrued expenses and other liabilities	164,669
Total liabilities	19,771,239
NET ASSETS	$859,038,993

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest, unlimited number of no par value shares authorized	$866,017,833
Accumulated undistributed net investment income	30,835
Accumulated net realized gain (loss)	(9,814,846)
Net unrealized appreciation (depreciation)	2,805,171
NET ASSETS	$859,038,993

NET ASSET VALUE PER SHARE
Class A (based on net assets of $277,935,853 and 17,465,986 shares outstanding)	$15.91
Class C (based on net assets of $29,353,034 and 1,856,820 shares outstanding)	$15.81
Class I (based on net assets of $437,490,978 and 27,469,519 shares outstanding)	$15.93
Class Y (based on net assets of $114,259,128 and 7,130,342 shares outstanding)	$16.02

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.53
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

46 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (Cost $1,521,270,442) - see accompanying schedule	$2,023,823,128
Investments in affiliated securities, at value (Cost $11,540,102) - see accompanying schedule	10,238,234
Foreign currency, at value (Cost $5,386)	5,334
Receivable for securities sold	37,409,482
Receivable for Fund shares sold	1,613,119
Dividends and interest receivable	2,367,032
Interest receivable - affiliated	48,301
Securities lending income receivable	4,020
Trustees' deferred compensation plan	1,357,310
Tax reclaims receivable	523,877
Total assets	2,077,389,837

LIABILITIES
Collateral for securities loaned	566,289
Payable for Fund shares redeemed	5,103,030
Payable to affiliates:
Investment advisory fee	889,095
Administrative fees	206,225
Distribution Plan expenses	401,065
Sub-transfer agent fee	24,794
Trustees' fees and expenses	6,564
Trustees' deferred compensation plan	1,357,310
Accrued expenses and other liabilities	534,470
Total liabilities	9,088,842
Commitments and Contingencies (see Note G)
NET ASSETS	$2,068,300,995

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest, unlimited number of no par value shares authorized	$1,476,320,618
Accumulated undistributed net investment income	3,145,448
Accumulated net realized gain (loss)	87,585,771
Net unrealized appreciation (depreciation)	501,249,158
NET ASSETS	$2,068,300,995

NET ASSET VALUE PER SHARE
Class A (based on net assets of $1,192,977,114 and 30,290,913 shares outstanding)	$39.38
Class C (based on net assets of $162,159,583 and 6,619,643 shares outstanding)	$24.50
Class I (based on net assets of $517,439,394 and 11,533,599 shares outstanding)	$44.86
Class Y (based on net assets of $195,724,904 and 4,829,161 shares outstanding)	$40.53

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$41.34
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 47

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME	Balanced Portfolio	Bond Portfolio	Equity Portfolio
Investment Income:
Interest income (net of foreign taxes withheld of $141, $0 and $0, respectively)	$4,005,172	$14,245,632	$394,656
Dividend income (net of foreign taxes withheld of $10,614, $0 and $73,697, respectively)	4,702,978	—	13,656,003
Interest income - affiliated	21,193	27,799	59,436
Securities lending income	49,069	96,664	19,126
Other income	492	232	851
Total investment income	8,778,904	14,370,327	14,130,072

Expenses:
Investment advisory fee	1,376,065	1,545,977	5,271,688
Administrative fees	409,476	530,049	1,271,915
Transfer agency fees and expenses:
Class A	364,984	253,907	823,025
Class C	43,930	28,951	115,974
Class I	2,256	3,976	6,273
Class Y	6,104	33,617	57,567
Distribution Plan expenses:
Class A	680,333	368,343	1,601,646
Class C	302,181	152,776	836,879
Trustees' fees and expenses	33,568	42,524	109,732
Accounting fees	87,937	106,450	236,016
Custodian fees	59,134	43,495	62,715
Professional fees	54,825	30,984	98,572
Registration fees:
Class A	15,535	15,817	24,195
Class C	7,788	7,556	8,694
Class I	7,900	12,441	11,682
Class Y	6,791	12,268	10,404
Reports to shareholders	42,728	30,589	98,168
Miscellaneous	46,288	15,049	120,520
Total expenses	3,547,823	3,234,769	10,765,665
Reimbursement from Adviser:
Class I	(10,409)	—	—
Class Y	(4,225)	—	—
Investment advisory fees waived	—	—	(19,167)
Administrative fees waived	—	(38,398)	(49,951)
Net expenses	3,533,189	3,196,371	10,696,547
NET INVESTMENT INCOME (LOSS)	5,245,715	11,173,956	3,433,525

See notes to financial statements.

48 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)	Balanced Portfolio	Bond Portfolio	Equity Portfolio
Net realized gain (loss) on:
Investments	35,015,651	(9,051,732)	136,281,087
Foreign currency transactions	3,573	—	17
Futures	(57,166)	1,066,759	—
	34,962,058	(7,984,973)	136,281,104

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(10,711,328)	(13,289,493)	(21,438,142)
Investments in affiliated securities	(103,316)	(258,915)	(575,820)
Foreign currency	127	—	(1,668)
Futures	92,424	(25,960)	—
	(10,722,093)	(13,574,368)	(22,015,630)

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,239,965	(21,559,341)	114,265,474

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,485,680	$(10,385,385)	$117,698,999
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 49

CALVERT BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$5,245,715	$10,611,271
Net realized gain (loss)	34,962,058	5,074,863
Net change in unrealized appreciation (depreciation)	(10,722,093)	40,626,192

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,485,680	56,312,326

Distributions to shareholders from:
Net investment income:
Class A shares	(4,347,378)	(9,600,026)
Class C shares	(259,463)	(522,729)
Class I shares	(387,968)	(287,663)
Class Y shares	(172,313)	(193,304)
Net realized gain:
Class A shares	(6,545,044)	(57,459,858)
Class C shares	(686,237)	(5,775,639)
Class I shares	(229,781)	(1,379,237)
Class Y shares	(149,280)	(638,834)
Total distributions	(12,777,464)	(75,857,290)

Capital share transactions:
Shares sold:
Class A shares	27,616,575	56,016,018
Class C shares	8,835,939	12,131,038
Class I shares	28,729,210	4,143,794
Class Y shares	13,760,408	9,632,077
Reinvestment of distributions:
Class A shares	10,284,521	63,192,696
Class C shares	811,845	5,394,735
Class I shares	609,378	1,666,776
Class Y shares	265,832	734,346
Shares redeemed:
Class A shares	(89,820,713)	(78,397,141)
Class C shares	(7,014,478)	(11,706,256)
Class I shares	(3,082,249)	(3,734,394)
Class Y shares	(3,253,055)	(3,475,485)
Total capital share transactions	(12,256,787)	55,598,204

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,451,429	36,053,240

See notes to financial statements.

50 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS
Beginning of period	680,598,989	644,545,749
End of period (including accumulated undistributed net investment income of $546,516 and $467,923, respectively)	$685,050,418	$680,598,989

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	888,624	1,860,969
Class C shares	293,096	413,389
Class I shares	915,583	135,747
Class Y shares	436,380	322,628
Reinvestment of distributions:
Class A shares	331,560	2,130,337
Class C shares	27,008	187,399
Class I shares	19,271	55,243
Class Y shares	8,468	24,528
Shares redeemed:
Class A shares	(2,890,866)	(2,608,505)
Class C shares	(232,986)	(396,213)
Class I shares	(96,424)	(123,753)
Class Y shares	(103,864)	(112,885)
Total capital share activity	(404,150)	1,888,884
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 51

CALVERT BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$11,173,956	$22,092,908
Net realized gain (loss)	(7,984,973)	9,109,805
Net change in unrealized appreciation (depreciation)	(13,574,368)	18,692,654

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,385,385)	49,895,367

Distributions to shareholders from:
Net investment income:
Class A shares	(4,245,985)	(9,855,178)
Class C shares	(232,882)	(530,716)
Class I shares	(5,358,080)	(9,284,052)
Class Y shares	(1,342,789)	(2,501,692)
Net realized gain:
Class A shares	(1,066,212)	—
Class C shares	(88,029)	—
Class I shares	(1,034,416)	—
Class Y shares	(257,861)	—
Total distributions	(13,626,254)	(22,171,638)

Capital share transactions:
Shares sold:
Class A shares	34,693,597	74,493,183
Class C shares	1,828,519	4,822,223
Class I shares	123,735,651	131,641,273
Class Y shares	46,114,920	46,036,220
Reinvestment of distributions:
Class A shares	4,859,655	8,969,317
Class C shares	258,067	424,310
Class I shares	6,206,820	9,028,002
Class Y shares	1,377,982	2,157,817
Shares redeemed:
Class A shares	(146,952,409)	(95,763,050)
Class C shares	(4,192,677)	(6,605,374)
Class I shares	(37,655,933)	(124,826,149)
Class Y shares	(40,594,798)	(18,370,940)
Total capital share transactions	(10,320,606)	32,006,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,332,245)	59,730,561
See notes to financial statements.

52 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS
Beginning of period	893,371,238	833,640,677
End of period (including accumulated undistributed net investment income of $30,835 and $36,615, respectively)	$859,038,993	$893,371,238

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,176,893	4,661,342
Class C shares	115,146	304,478
Class I shares	7,763,193	8,230,386
Class Y shares	2,875,602	2,848,277
Reinvestment of distributions:
Class A shares	305,411	560,750
Class C shares	16,330	26,716
Class I shares	389,734	563,814
Class Y shares	85,945	133,803
Shares redeemed:
Class A shares	(9,218,533)	(5,979,446)
Class C shares	(264,631)	(414,724)
Class I shares	(2,362,653)	(7,855,066)
Class Y shares	(2,510,721)	(1,140,817)
Total capital share activity	(628,284)	1,939,513
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 53

CALVERT EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$3,433,525	$7,068,815
Net realized gain (loss)	136,281,104	335,942,117
Net change in unrealized appreciation (depreciation)	(22,015,630)	(149,965,972)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,698,999	193,044,960

Distributions to shareholders from:
Net investment income:
Class A shares	(1,959,864)	(4,421,447)
Class C shares	—	(164,566)
Class I shares	(3,250,521)	(3,205,143)
Class Y shares	(856,956)	(1,100,000)
Net realized gain:
Class A shares	(131,011,225)	(278,855,516)
Class C shares	(25,782,355)	(48,599,419)
Class I shares	(44,626,014)	(93,516,345)
Class Y shares	(15,004,422)	(32,976,417)
Total distributions	(222,491,357)	(462,838,853)

Capital share transactions:
Shares sold:
Class A shares	43,825,187	135,481,957
Class C shares	9,509,771	20,851,480
Class I shares	122,992,880	133,280,509
Class Y shares	66,482,449	50,268,312
Shares issued from merger (See Note H):
Class A shares	—	149,136,732
Class C shares	—	21,258,449
Class I shares	—	17,638,088
Class Y shares	—	34,874,208
Reinvestment of distributions:
Class A shares	124,284,436	265,210,280
Class C shares	21,410,804	39,680,003
Class I shares	38,441,748	76,215,766
Class Y shares	12,668,373	25,057,028
Shares redeemed:
Class A shares	(297,616,932)	(325,800,975)
Class C shares	(30,209,968)	(37,778,741)
Class I shares	(99,103,507)	(273,001,824)
Class Y shares	(72,019,689)	(53,779,893)

54 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

Total capital share transactions	(59,334,448)	278,591,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	(164,126,806)	8,797,486

NET ASSETS
Beginning of period	2,232,427,801	2,223,630,315
End of period (including accumulated undistributed net investment income of $3,145,448 and $5,779,264, respectively)	$2,068,300,995	$2,232,427,801

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	1,131,212	3,239,624
Class C shares	391,100	764,181
Class I shares	2,771,721	2,867,498
Class Y shares	1,679,123	1,183,716
Shares issued from merger (See Note H):
Class A shares	—	3,808,394
Class C shares	—	819,840
Class I shares	—	399,595
Class Y shares	—	866,655
Reinvestment of distributions:
Class A shares	3,333,744	6,543,005
Class C shares	922,482	1,475,604
Class I shares	902,169	1,666,510
Class Y shares	329,260	600,420
Shares redeemed:
Class A shares	(7,668,295)	(7,904,960)
Class C shares	(1,229,190)	(1,374,863)
Class I shares	(2,263,403)	(5,597,065)
Class Y shares	(1,764,168)	(1,279,099)
Total capital share activity	(1,464,245)	8,079,055
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 55

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$30.82	$31.90	$33.06	$34.13	$30.81	$26.19
Income from investment operations:
Net investment income	0.25	0.51(b)	0.43	0.33	0.24	0.23
Net realized and unrealized gain (loss)	1.10	2.14(c)	(0.81)	3.02	3.32	4.62
Total from investment operations	1.35	2.65	(0.38)	3.35	3.56	4.85
Distributions from:
Net investment income	(0.24)	(0.50)	(0.41)	(0.32)	(0.24)	(0.23)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(0.59)	(3.73)	(0.78)	(4.42)	(0.24)	(0.23)
Total increase (decrease) in net asset value	0.76	(1.08)	(1.16)	(1.07)	3.32	4.62
Net asset value, ending	$31.58	$30.82	$31.90	$33.06	$34.13	$30.81
Total return (d)	4.42%	8.93%(c)	(1.27%)	10.77%	11.60%	18.58%
Ratios to average net assets: (e)
Net investment income	1.59%(f)	1.67%(b)	1.25%	1.02%	0.76%	0.78%
Total expenses	0.99%(f)	1.05%	1.13%	1.17%	1.18%	1.22%
Net expenses	0.99%(f)	1.02%	1.13%	1.16%	1.18%	1.22%
Portfolio turnover	71%	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$554,510	$592,625	$569,368	$561,809	$497,160	$447,678

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(c) Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.90%.

(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

56 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$29.95	$31.11	$32.30	$33.45	$30.23	$25.72
Income from investment operations:
Net investment income (loss)	0.12	0.25(b)	0.15	0.08	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.07	2.08(c)	(0.78)	2.94	3.25	4.54
Total from investment operations	1.19	2.33	(0.63)	3.02	3.23	4.52
Distributions from:
Net investment income	(0.13)	(0.26)	(0.19)	(0.07)	(0.01)	(0.01)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(0.48)	(3.49)	(0.56)	(4.17)	(0.01)	(0.01)
Total increase (decrease) in net asset value	0.71	(1.16)	(1.19)	(1.15)	3.22	4.51
Net asset value, ending	$30.66	$29.95	$31.11	$32.30	$33.45	$30.23
Total return (d)	4.00%	8.05%(c)	(2.08%)	9.89%	10.71%	17.60%
Ratios to average net assets: (e)
Net investment income (loss)	0.78%(f)	0.85%(b)	0.47%	0.24%	(0.06%)	(0.05%)
Total expenses	1.79%(f)	1.86%	1.92%	1.95%	1.99%	2.05%
Net expenses	1.79%(f)	1.84%	1.92%	1.94%	1.99%	2.05%
Portfolio turnover	71%	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$63,326	$59,242	$55,180	$48,814	$37,812	$29,605

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(c) Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 8.02%.

(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 57

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$31.32	$32.36	$33.53	$34.55	$31.19	$26.49
Income from investment operations:
Net investment income	0.30	0.63(b)	0.59	0.51	0.41	0.45
Net realized and unrealized gain (loss)	1.14	2.17(c)	(0.82)	3.06	3.35	4.61
Total from investment operations	1.44	2.80	(0.23)	3.57	3.76	5.06
Distributions from:
Net investment income	(0.31)	(0.61)	(0.57)	(0.49)	(0.40)	(0.36)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(0.66)	(3.84)	(0.94)	(4.59)	(0.40)	(0.36)
Total increase (decrease) in net asset value	0.78	(1.04)	(1.17)	(1.02)	3.36	4.70
Net asset value, ending	$32.10	$31.32	$32.36	$33.53	$34.55	$31.19
Total return (d)	4.62%	9.32%(c)	(0.86%)	11.35%	12.13%	19.16%
Ratios to average net assets: (e)
Net investment income	1.91%(f)	2.04%(b)	1.70%	1.53%	1.26%	1.43%
Total expenses	0.69%(f)	0.76%	0.64%	0.66%	0.68%	0.83%
Net expenses	0.62%(f)	0.65%	0.64%	0.66%	0.68%	0.70%
Portfolio turnover	71%	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$42,857	$15,554	$13,894	$43,579	$35,578	$29,601

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.007 per share and 0.02% of average net assets.
(c) Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 9.28%.

(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

58 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year ended September 30,			Period Ended September 30, 2013 (a)(b)
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)
Net asset value, beginning	$31.06	$32.13	$33.29	$34.25	$32.60
Income from investment operations:
Net investment income	0.29	0.58(c)	0.50	0.38	0.18
Net realized and unrealized gain (loss)	1.12	2.15(d)	(0.83)	3.04	1.48
Total from investment operations	1.41	2.73	(0.33)	3.42	1.66
Distributions from:
Net investment income	(0.29)	(0.57)	(0.46)	(0.28)	(0.01)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—
Total distributions	(0.64)	(3.80)	(0.83)	(4.38)	(0.01)
Total increase (decrease) in net asset value	0.77	(1.07)	(1.16)	(0.96)	1.65
Net asset value, ending	$31.83	$31.06	$32.13	$33.29	$34.25
Total return (e)	4.57%	9.15%(d)	(1.13%)	10.97%	5.11%
Ratios to average net assets: (f)
Net investment income	1.85%(g)	1.89%(c)	1.46%	1.27%	0.71%(g)
Total expenses	0.78%(g)	0.88%	1.09%	3.32%	61.96%(g)
Net expenses	0.73%(g)	0.78%	0.96%	0.96%	0.97%(g)
Portfolio turnover	71%	146%	99%	124%	114%
Net assets, ending (in thousands)	$24,357	$13,178	$6,103	$3,250	$66

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From April 30, 2013 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.008 per share and 0.03% of average net assets.
(d) Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share. Excluding such payment, the total return would have been 9.12%.

(e) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(f) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g) Annualized.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 59

CALVERT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.36	$15.83	$15.92	$15.61	$16.58	$15.85
Income from investment operations:
Net investment income	0.19	0.40(b)	0.38	0.38	0.33	0.40
Net realized and unrealized gain (loss)	(0.40)	0.53	(0.09)	0.34	(0.69)	0.91
Total from investment operations	(0.21)	0.93	0.29	0.72	(0.36)	1.31
Distributions from:
Net investment income	(0.19)	(0.40)	(0.38)	(0.38)	(0.35)	(0.41)
Net realized gain	(0.05)	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.24)	(0.40)	(0.38)	(0.41)	(0.61)	(0.58)
Total increase (decrease) in net asset value	(0.45)	0.53	(0.09)	0.31	(0.97)	0.73
Net asset value, ending	$15.91	$16.36	$15.83	$15.92	$15.61	$16.58
Total return (c)	(1.30%)	5.96%	1.79%	4.66%	(2.27%)	8.47%
Ratios to average net assets: (d)
Net investment income	2.37%(e)	2.49%(b)	2.35%	2.40%	2.05%	2.52%
Total expenses	0.88%(e)	0.94%	1.07%	1.12%	1.11%	1.16%
Net expenses	0.88%(e)	0.91%	1.07%	1.12%	1.11%	1.16%
Portfolio turnover	52%	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$277,936	$395,957	$395,194	$378,269	$408,823	$473,995

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

60 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.26	$15.73	$15.82	$15.52	$16.48	$15.76
Income from investment operations:
Net investment income	0.12	0.25(b)	0.24	0.25	0.20	0.27
Net realized and unrealized gain (loss)	(0.40)	0.54	(0.09)	0.33	(0.68)	0.90
Total from investment operations	(0.28)	0.79	0.15	0.58	(0.48)	1.17
Distributions from:
Net investment income	(0.12)	(0.26)	(0.24)	(0.25)	(0.22)	(0.28)
Net realized gain	(0.05)	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.17)	(0.26)	(0.24)	(0.28)	(0.48)	(0.45)
Total increase (decrease) in net asset value	(0.45)	0.53	(0.09)	0.30	(0.96)	0.72
Net asset value, ending	$15.81	$16.26	$15.73	$15.82	$15.52	$16.48
Total return (c)	(1.74%)	5.05%	0.95%	3.78%	(3.01%)	7.58%
Ratios to average net assets: (d)
Net investment income	1.48%(e)	1.59%(b)	1.51%	1.60%	1.26%	1.73%
Total expenses	1.77%(e)	1.84%	1.91%	1.92%	1.90%	1.96%
Net expenses	1.77%(e)	1.81%	1.91%	1.92%	1.90%	1.96%
Portfolio turnover	52%	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$29,353	$32,349	$32,626	$33,963	$37,620	$45,974

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 61

CALVERT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.38	$15.85	$15.94	$15.62	$16.59	$15.85
Income from investment operations:
Net investment income	0.22	0.46(b)	0.47	0.48	0.43	0.50
Net realized and unrealized gain (loss)	(0.40)	0.53	(0.09)	0.35	(0.70)	0.92
Total from investment operations	(0.18)	0.99	0.38	0.83	(0.27)	1.42
Distributions from:
Net investment income	(0.22)	(0.46)	(0.47)	(0.48)	(0.44)	(0.51)
Net realized gain	(0.05)	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.27)	(0.46)	(0.47)	(0.51)	(0.70)	(0.68)
Total increase (decrease) in net asset value	(0.45)	0.53	(0.09)	0.32	(0.97)	0.74
Net asset value, ending	$15.93	$16.38	$15.85	$15.94	$15.62	$16.59
Total return (c)	(1.11%)	6.35%	2.36%	5.35%	(1.69%)	9.21%
Ratios to average net assets: (d)
Net investment income	2.74%(e)	2.86%(b)	2.91%	3.01%	2.66%	3.12%
Total expenses	0.54%(e)	0.54%	0.51%	0.50%	0.51%	0.56%
Net expenses	0.52%(e)	0.53%	0.51%	0.50%	0.51%	0.56%
Portfolio turnover	52%	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$437,491	$355,017	$328,690	$300,602	$220,621	$202,799

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

62 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.48	$15.94	$16.03	$15.70	$16.67	$15.93
Income from investment operations:
Net investment income	0.21	0.44(b)	0.42	0.42	0.38	0.45
Net realized and unrealized gain (loss)	(0.41)	0.54	(0.09)	0.35	(0.70)	0.92
Total from investment operations	(0.20)	0.98	0.33	0.77	(0.32)	1.37
Distributions from:
Net investment income	(0.21)	(0.44)	(0.42)	(0.41)	(0.39)	(0.46)
Net realized gain	(0.05)	—	—	(0.03)	(0.26)	(0.17)
Total distributions	(0.26)	(0.44)	(0.42)	(0.44)	(0.65)	(0.63)
Total increase (decrease) in net asset value	(0.46)	0.54	(0.09)	0.33	(0.97)	0.74
Net asset value, ending	$16.02	$16.48	$15.94	$16.03	$15.70	$16.67
Total return (c)	(1.22%)	6.26%	2.06%	4.98%	(1.97%)	8.79%
Ratios to average net assets: (d)
Net investment income	2.63%(e)	2.75%(b)	2.63%	2.66%	2.36%	2.81%
Total expenses	0.62%(e)	0.67%	0.80%	0.85%	0.81%	0.87%
Net expenses	0.62%(e)	0.64%	0.80%	0.85%	0.81%	0.87%
Portfolio turnover	52%	154%	241%	187%	214%	228%
Net assets, ending (in thousands)	$114,259	$110,049	$77,131	$53,613	$39,300	$35,396

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 63

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$41.38	$47.79	$50.33	$44.68	$38.48	$32.91
Income from investment operations:
Net investment income (loss)	0.05	0.11(b)	0.10	0.02	0.07	(0.05)
Net realized and unrealized gain (loss)	2.11	3.74	2.20	7.67	6.19	7.32
Total from investment operations	2.16	3.85	2.30	7.69	6.26	7.27
Distributions from:
Net investment income	(0.06)	(0.13)	(0.02)	(0.05)	(0.01)	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.16)	(10.26)	(4.84)	(2.04)	(0.06)	(1.70)
Total increase (decrease) in net asset value	(2.00)	(6.41)	(2.54)	5.65	6.20	5.57
Net asset value, ending	$39.38	$41.38	$47.79	$50.33	$44.68	$38.48
Total return (c)	5.80%	8.57%	4.57%	17.63%	16.30%	22.75%
Ratios to average net assets: (d)
Net investment income (loss)	0.27%(e)	0.27%(b)	0.19%	0.05%	0.18%	(0.15%)
Total expenses	1.07%(e)	1.10%	1.13%	1.15%	1.21%	1.21%
Net expenses	1.07%(e)	1.08%	1.12%	1.14%	1.20%	1.21%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$1,192,977	$1,385,988	$1,328,913	$1,590,823	$1,602,401	$1,500,089

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

64 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$27.35	$34.98	$38.31	$34.66	$30.06	$26.24
Income from investment operations:
Net investment loss	(0.06)	(0.14)(b)	(0.20)	(0.25)	(0.17)	(0.25)
Net realized and unrealized gain (loss)	1.31	2.67	1.69	5.89	4.82	5.77
Total from investment operations	1.25	2.53	1.49	5.64	4.65	5.52
Distributions from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.10)	(10.16)	(4.82)	(1.99)	(0.05)	(1.70)
Total increase (decrease) in net asset value	(2.85)	(7.63)	(3.33)	3.65	4.60	3.82
Net asset value, ending	$24.50	$27.35	$34.98	$38.31	$34.66	$30.06
Total return (c)	5.42%	7.73%	3.82%	16.76%	15.51%	21.82%
Ratios to average net assets: (d)
Net investment loss	(0.50%)(e)	(0.50%)(b)	(0.54%)	(0.68%)	(0.52%)	(0.87%)
Total expenses	1.83%(e)	1.87%	1.87%	1.88%	1.91%	1.94%
Net expenses	1.83%(e)	1.85%	1.86%	1.87%	1.90%	1.93%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$162,160	$178,719	$169,649	$171,869	$158,591	$150,000

(a) Net investment loss per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 65

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$46.68	$52.65	$54.90	$48.48	$41.55	$35.22
Income from investment operations:
Net investment income	0.15	0.32(b)	0.38	0.29	0.32	0.16
Net realized and unrealized gain (loss)	2.40	4.14	2.38	8.34	6.70	7.87
Total from investment operations	2.55	4.46	2.76	8.63	7.02	8.03
Distributions from:
Net investment income	(0.27)	(0.30)	(0.19)	(0.22)	(0.04)	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.37)	(10.43)	(5.01)	(2.21)	(0.09)	(1.70)
Total increase (decrease) in net asset value	(1.82)	(5.97)	(2.25)	6.42	6.93	6.33
Net asset value, ending	$44.86	$46.68	$52.65	$54.90	$48.48	$41.55
Total return (c)	6.02%	9.01%	5.06%	18.23%	16.95%	23.44%
Ratios to average net assets: (d)
Net investment income	0.66%(e)	0.68%(b)	0.69%	0.56%	0.72%	0.40%
Total expenses	0.69%(e)	0.69%	0.64%	0.64%	0.66%	0.67%
Net expenses	0.67%(e)	0.67%	0.63%	0.62%	0.65%	0.66%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$517,439	$472,583	$567,954	$961,680	$798,677	$667,246

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

66 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$42.56	$48.90	$51.35	$45.51	$39.06	$33.25
Income from investment operations:
Net investment income	0.12	0.25(b)	0.25	0.18	0.23	0.09
Net realized and unrealized gain (loss)	2.17	3.83	2.25	7.81	6.30	7.42
Total from investment operations	2.29	4.08	2.50	7.99	6.53	7.51
Distributions from:
Net investment income	(0.22)	(0.29)	(0.13)	(0.16)	(0.03)	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.32)	(10.42)	(4.95)	(2.15)	(0.08)	(1.70)
Total increase (decrease) in net asset value	(2.03)	(6.34)	(2.45)	5.84	6.45	5.81
Net asset value, ending	$40.53	$42.56	$48.90	$51.35	$45.51	$39.06
Total return (c)	5.98%	8.89%	4.89%	17.99%	16.76%	23.26%
Ratios to average net assets: (d)
Net investment income	0.58%(e)	0.58%(b)	0.49%	0.36%	0.56%	0.25%
Total expenses	0.77%(e)	0.79%	0.84%	0.83%	0.82%	0.82%
Net expenses	0.76%(e)	0.77%	0.82%	0.82%	0.81%	0.81%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$195,725	$195,138	$157,114	$139,319	$137,137	$106,723

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 67

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Investment Fund (the “Trust”) was organized as a Massachusetts business trust on December 14, 1981, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates six (6) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Balanced Portfolio (“Balanced”), Calvert Bond Portfolio (“Bond”) and Calvert Equity Portfolio (“Equity”), each a “Fund” and collectively, the “Funds”.
The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation. Each of the Funds is diversified.
The Funds offer Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75% for Balanced and Equity and 3.75% for Bond. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Funds and their shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Funds’ principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the “Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

68 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Common stocks and preferred stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Funds have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Investments in venture capital limited partnerships are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.
Debt securities, other than venture capital debt securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, collateralized mortgage-backed obligations and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 69

the investment. When more appropriate, the Funds may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2017, based on the inputs used to value them:

BALANCED	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$407,560,268	$—	$—	$407,560,268
Common Stocks - Venture Capital	—	—	949,594	949,594
Preferred Stocks - Venture Capital	—	—	741,386	741,386
Venture Capital Limited Partnership Interest	—	—	1,284,528	1,284,528
Venture Capital Debt Obligations	—	—	36,592	36,592
Asset-Backed Securities	—	45,201,238	—	45,201,238
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,894,976	—	6,894,976
Commercial Mortgage-Backed Securities	—	14,483,193	—	14,483,193
Corporate Bonds	—	121,111,051	—	121,111,051
Floating Rate Loans	—	498,445	10,212	508,657
High Social Impact Investments	—	3,992,703	825,410	4,818,113
Sovereign Government Bonds	—	948,558	—	948,558
Taxable Municipal Obligations	—	5,507,275	—	5,507,275
U.S. Government Agencies and Instrumentalities	—	899,429	—	899,429
U.S. Government Agency Mortgage-Backed Securities	—	1,949,315	—	1,949,315
U.S. Treasury Obligations	—	51,083,035	—	51,083,035
Commercial Paper	—	1,146,916	—	1,146,916
Other	—	—	408,278	408,278
Time Deposit	—	24,047,513	—	24,047,513
Short Term Investment of Cash Collateral For Securities Loaned	711,860	—	—	711,860
TOTAL	$408,272,128	$277,763,647	$4,256,000^	$690,291,775

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represent 0.6% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.

70 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

BOND	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$150,098,071	$—	$150,098,071
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	25,083,391	—	25,083,391
Commercial Mortgage-Backed Securities	—	48,736,771	—	48,736,771
Corporate Bonds	—	417,907,774	—	417,907,774
Floating Rate Loans	—	1,744,558	12,765	1,757,323
High Social Impact Investments	—	4,760,730	1,029,240	5,789,970
Sovereign Government Bonds	—	3,500,025	—	3,500,025
Taxable Municipal Obligations	—	25,854,806	—	25,854,806
U.S. Government Agencies and Instrumentalities	—	2,848,190	—	2,848,190
U.S. Government Agency Mortgage-Backed Securities	—	8,880,770	—	8,880,770
U.S. Treasury Obligations	—	116,167,379	—	116,167,379
Commercial Paper	—	4,443,681	—	4,443,681
Time Deposit	—	53,983,523	—	53,983,523
Short Term Investment of Cash Collateral For Securities Loaned	2,716,033	—	—	2,716,033
TOTAL	$2,716,033	$864,009,669	$1,042,005^	$867,767,707

^ Level 3 securities represent 0.1% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.

EQUITY	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$1,946,520,482	$—	$—	$1,946,520,482
Common Stocks - Venture Capital	—	—	1,073,096	1,073,096
Preferred Stocks - Venture Capital	—	—	1,797,528	1,797,528
Warrants - Venture Capital	—	—	3,942	3,942
Venture Capital Limited Partnership Interest	—	—	13,089,875	13,089,875
Venture Capital Debt Obligations	—	—	2,731,159	2,731,159
High Social Impact Investments	—	10,138,234	3,029,750	13,167,984
Other	—	—	843,002	843,002
Time Deposit	—	54,268,005	—	54,268,005
Short Term Investment of Cash Collateral For Securities Loaned	566,289	—	—	566,289
TOTAL	$1,947,086,771	$64,406,239	$22,568,352^	$2,034,061,362

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represent 1.1% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 71

	VENTURE CAPITAL	HIGH SOCIAL IMPACT INVESTMENTS	OTHER	TOTAL
Balance as of 9/30/16	$18,296,997	$3,029,750	$1,568,384	$22,895,131
Accrued discounts/premiums	123,780	—	—	123,780
Realized gain (loss)	(232,270)	—	—	(232,270)
Change in unrealized appreciation (depreciation)	(253,400)	—	(38,754)	(292,154)
Purchases	3,660,474	—	—	3,660,474
Sales	(2,899,981)	—	(686,628)	(3,586,609)
Transfers in and/or out of Level 3[1]	—	—	—	—
Balance as of 3/31/17	$18,695,600	$3,029,750	$843,002	$22,568,352
Change in net unrealized appreciation (depreciation) on investments still held as of 3/31/17 [2]	($745,692)	—	($38,754)	($784,446)
1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.
2 Amount is included in the related amount on investments in the Statement of Operations.
Loan Participations and Assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
During the six months ended March 31, 2017, Balanced and Bond used U.S. Treasury and equity index futures contracts to hedge against interest rate changes, to manage overall duration of the Funds, and to implement tactical asset allocation decisions. The Funds did not hold any futures contracts at March 31, 2017.
The effect of derivative instruments on the Statement of Operations and the average volume of derivatives for the six months ended March 31, 2017 were as follows:

72 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

BALANCED		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Equity	Futures	($647,378)	$104,425
Interest Rate	Futures	$590,212	($12,001)
Total		($57,166)	$92,424

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description				Average Number of Contracts
Futures contracts short				($8,162,302)

BOND		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Interest Rate	Futures	$1,066,759	($25,960)

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description				Average Number of Contracts
Futures contracts long				($4,921,514)
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each of the Schedules of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as each Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Funds earn certain fees in connection with their floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 73

Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
When-Issued Securities and Delayed Delivery Transactions: The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives an annual fee, payable monthly, at the following rates of each respective Fund’s average daily net assets:

BALANCED
Up to and including $500 Million	0.41%
Over $500 Million up to and including $1 Billion	0.385%
Over $1 Billion	0.35%

BOND
Up to and including $1 Billion	0.35%
Over $1 Billion	0.325%

EQUITY
Up to and including $2 Billion	0.50%
Over $2 Billion up to and including $3 Billion	0.425%
Over $3 Billion	0.375%
Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Funds. For its services, CIM received a fee at the same annual rates as CRM for Balanced and Bond and at the following rates for Equity: 0.50% for the first $2 billion, 0.475% of the next $1 billion and 0.45% over $3 billion of Equity’s average daily net assets. In addition, CIM voluntarily waived investment advisory fees of 0.05% between $2 billion and $3 billion and 0.075% over $3 billion of Equity’s average daily net assets for the period October 1,

74 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

2016 through December 30, 2016. For the six months ended March 31, 2017, the investment advisory fee for Balanced, Bond and Equity amounted to $1,376,065, $1,545,977 and $5,271,688, respectively, or 0.40%, 0.35% and 0.50% per annum, respectively, of the Funds’ average daily net assets, of which $697,277, $782,609 and $2,597,272, respectively, was paid to CRM and $678,788, $763,368 and $2,674,416, respectively, was paid to CIM, of which $19,167 was voluntarily waived for Equity.
Atlanta Capital Management Company, LLC, an affiliate of CRM, provides sub-advisory services to Equity pursuant to a subadvisory agreement with CRM (CIM prior to December 31, 2016). Sub-advisory fees are paid by CRM (CIM prior to December 31, 2016) from its investment advisory fees.
CRM (CIM for the period October 1, 2016 to December 30, 2016) has agreed to reimburse operating expenses for the Funds to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses) exceed 0.62% for Class I of Balanced and 0.73%, 0.64% and 0.96% for Class Y of Balanced, Bond and Equity, respectively, of such class’ average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses for Balanced of $7,452 and CIM waived or reimbursed expenses for Balanced of $7,182.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee for Class I of Bond and Equity through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Funds at an annual rate of 0.12% of each Fund’s average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% of average daily net assets attributable to Class I for Bond and Equity for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees for Balanced, Bond and Equity of $207,619, $268,323 and $627,755, respectively, of which $20,370 and $25,618 were waived on Bond and Equity, respectively, and CIAS was paid administrative fees for Balanced, Bond and Equity of $201,857, $261,726 and $644,160, respectively, of which $18,028 and $24,333 were waived on Bond and Equity, respectively.
The Funds adopted new distribution plans for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Trustees and became effective December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class of the Funds. Pursuant to the Class A Plan and Class C Plan, the Funds pay a distribution fee and (in the case of Class C shares) a service fee, as a percentage of average daily net assets attributable to such class, for distribution services and facilities provided to the Funds, as well as for personal and/or account maintenance services provided, at the following annual rates:

	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Class C Plan:
Distribution Fee	0.75%	0.75%	0.75%
Service Fee	0.25%	0.25%	0.25%
Pursuant to the Funds’ former distribution plans for Class A shares and Class C shares, the Funds were permitted to pay certain expenses associated with the distribution and servicing of their Class A and Class C shares not to exceed 0.35% for Class A of Balanced and Bond and 0.25% for Class A of Equity and not to exceed 1.00% for Class C of each Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds’ principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Funds’ former distributor and principal underwriter. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2017 amounted to $680,333, $368,343 and $1,601,646, respectively or 0.24%, 0.20% and 0.25% per annum, respectively, of the Funds’ Class A average daily net assets, of which $336,900, $177,596 and $777,006, respectively, was paid to EVD and $343,433, $190,747 and $824,640, respectively, was paid to CID. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2017 amounted to $302,181, $152,776 and $836,879, respectively, or 1.00% of the Funds’ Class C average daily net assets, of which $155,366, $74,750 and $408,868, respectively, was paid to EVD and $146,815, $78,206 and $428,011, respectively, was paid to CID.
The Funds were informed that EVD received $38,886, $12,399 and $33,736 for Balanced, Bond and Equity, respectively, and CID received $26,808, $15,329 and $29,385 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Funds were also informed that EVD received less than

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 75

$100, $932 and $788 for Balanced, Bond and Equity, respectively, and CID received $16,130, $8,749 and $14,129 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Funds and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $35,152, $21,566 and $65,933 for Balanced, Bond and Equity, respectively, and shareholder servicing fees paid to CIS were $35,649, $21,477 and $65,389 for Balanced, Bond and Equity, respectively. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Funds who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds' Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser's Chief Executive Officer and four additional members. Each member (other than the Adviser's Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	BALANCED	BOND	EQUITY
Purchases
Long-Term U.S. Government Securities	$91,805,553	$254,826,184	$—
Other Long-Term Securities	375,869,836	178,616,005	319,345,822
Total Purchases	$467,675,389	$433,442,189	$319,345,822
Sales
Long-Term U.S. Government Securities	$70,001,363	$217,178,941	$—
Other Long-Term Securities	420,794,829	223,610,613	585,901,709
Total Sales	$490,796,192	$440,789,554	$585,901,709
At September 30, 2016, Equity, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
EXPIRATION DATE
2017	($20,959,591)
NO EXPIRATION DATE
Short-term	($5,204,821)
Long-term	(2,579,634)

76 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. Equity’s use of net capital losses acquired from reorganizations may be limited under certain tax provisions.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2017, as determined on a federal income tax basis, were as follows:

	BALANCED	BOND	EQUITY
Unrealized appreciation	$38,791,088	$9,721,986	$526,923,894
Unrealized (depreciation)	(15,686,026)	(7,355,796)	(29,105,612)
Net unrealized appreciation (depreciation)	$23,105,062	$2,366,190	$497,818,282

Federal income tax cost of investments	$667,186,713	$865,401,517	$1,536,243,080
NOTE D — SECURITIES LENDING
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered to be illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
The total value of securities on loan, including accrued interest, as of March 31, 2017 was as follows:

Balanced	$699,632
Bond	$2,668,254
Equity	$490,784
The following tables display a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

BALANCED
	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$711,860	$—	$—	$—	$711,860
Amount of recognized liabilities for securities lending transactions					$711,860

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 77

BOND
	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$2,716,033	$—	$—	$—	$2,716,033
Amount of recognized liabilities for securities lending transactions					$2,716,033

EQUITY
	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$566,289	$—	$—	$—	$566,289
Amount of recognized liabilities for securities lending transactions					$566,289
The carrying amount of the liabilities for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, they may be unable to borrow some or all of their requested amounts at any particular time. The Funds had no borrowings under the agreement during the six months ended March 31, 2017.
NOTE F — AFFILIATED COMPANIES
The Funds invest a portion of their assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Funds rely on exemptive relief to invest in the notes because the Funds’ investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund.

78 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Transactions in affiliated companies by the Funds for the six months ended March 31, 2017 were as follows:

BALANCED
Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Dividend/ Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	$4,266,666	$—	($4,266,666)	$—	$—	$2,171	$—	$—	$120,107
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	4,266,666	—	4,266,666	3,992,703	19,022	—	—	(273,963)
GEEMF Partners LP	—	—	—	—	113,610	—	—	—	50,540
TOTALS					$4,106,313	$21,193	$—	$—	($103,316)

BOND
Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Dividend/ Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 1/1/17	$3,087,392	$—	($3,087,392)	$—	$—	$3,173	$—	$—	$34,147
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	2,000,000	—	(2,000,000)	—	—	1,945	—	—	33,600
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	5,087,392	—	5,087,392	4,760,730	22,681	—	—	(326,662)
TOTALS					$4,760,730	$27,799	$—	$—	($258,915)

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 79

EQUITY
Name of Affiliated Company	Principal Amount/ Shares, beginning of period	Gross Additions	Gross Reductions	Principal Amount/ Shares, end of period	Value, end of period	Dividend/ Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 1/1/17	$10,833,877	$—	($10,833,877)	$—	$—	$11,135	$—	$—	$119,823
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	10,833,877	—	10,833,877	10,138,234	48,301	—	—	(695,643)
New Day Farms, Inc., Participation Interest Note	6,225	—	—	6,225	—	—	—	—	—
New Day Farms, Inc., Series B, Preferred	4,547,804	—	—	4,547,804	—	—	—	—	—
Shangri La Farms, Series A, Preferred	66,667	—	—	66,667	100,000	—	—	—	—
TOTALS					$10,238,234	$59,436	$—	$—	($575,820)
NOTE G — CAPITAL COMMITMENTS
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $403,000 and $4,219,089 for Balanced and Equity, respectively, at March 31, 2017. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Balanced's unfunded capital commitments by investment at March 31, 2017 were as follows:

Name of Investment	Unfunded Commitment at 3/31/17
First Analysis Private Equity Fund IV LP	$60,000
Learn Capital Venture Partners III LP	$343,000
Total	$403,000
Equity's unfunded capital commitments by investment at March 31, 2017 were as follows:

80 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

Name of Investment	Unfunded Commitment at 3/31/17
Accion Frontier Inclusion Fund LP	$650,864
Adobe Capital Social Mezzanine Fund I LP	$142,444
Africa Renewable Energy Fund LP	$364,312
Arborview Capital Partners LP	$226,827
Blackstone Clean Technology Partners LP	$3,170
Bridges Ventures US	$682,236
China Environment Fund 2004 LP	$37,764
China Environment Fund III LP	$1,205
Coastal Ventures III LP	$100,000
Core Innovations Capital I LP	$63,016
Cross Culture Ventures I LP	$273,795
DBL Partners III LP	$658,055
First Analysis Private Equity Fund V LP	$142,302
Impact Ventures II LP	$70,320
LeapFrog Financial Inclusion Fund	$104,370
New Markets Education Partners LP	$162,500
New Markets Venture Partners II LP	$25,000
Owl Ventures LP	$175,000
SJF Ventures III LP	$135,000
Westly Capital Partners Fund II LP	$200,909
Total	$4,219,089
NOTE H — REORGANIZATION
The Board approved the reorganization of Calvert Global Equity Income Fund ("Global Equity Income") and Calvert Global Value Fund ("Global Value") (both are series of Calvert SAGE Fund) and Calvert Large Cap Core Portfolio ("Large Cap Core") into Equity. Shareholders approved the reorganization at a meeting on June 17, 2016 and the reorganization took place at the close of business on June 24, 2016.
The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Global Equity Income, Class A	1,601,964	Equity, Class A	750,153	$29,375,999
Global Equity Income, Class C	250,183	Equity, Class C	177,021	4,590,149
Global Equity Income, Class I	59,796	Equity, Class I	24,824	1,095,721
Global Equity Income, Class Y	123,630	Equity, Class Y	56,875	2,288,665

Global Value, Class A	951,286	Equity, Class A	1,323,672	51,834,992
Global Value, Class C	90,082	Equity, Class C	188,276	4,881,991
Global Value, Class I	20,332	Equity, Class I	25,034	1,104,990
Global Value, Class Y	521,720	Equity, Class Y	699,267	28,138,511

Large Cap Core, Class A	3,784,626	Equity, Class A	1,734,569	67,925,741
Large Cap Core, Class C	754,880	Equity, Class C	454,543	11,786,309
Large Cap Core, Class I	831,888	Equity, Class I	349,737	15,437,377
Large Cap Core, Class Y	243,025	Equity, Class Y	110,513	4,447,032
For financial reporting purposes, assets received and shares issued by Equity were recorded at fair value; however, the cost basis of the investments received from Global Equity Income, Global Value and Large Cap Core were carried forward to align ongoing reporting of Equity's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 81

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Global Equity Income	$37,350,535	$742,994	Equity	$1,987,179,549
Global Value	85,960,483	(1,680,627)	Equity	$1,987,179,549
Large Cap Core	99,596,459	3,673,458	Equity	$1,987,179,549
Assuming the acquisition had been completed on October 1, 2015, Equity's results of operations for the year ended September 30, 2016 would have been as follows:

Net investment income	$10,035,098(a)
Net realized and change in unrealized gain (loss)	$184,906,535(b)
Net increase (decrease) in net assets resulting from operations	$194,941,633
(a) $7,068,815 as reported, plus $485,394, $1,502,633 and $978,256 from pre-merger Global Equity Income, Global Value and Large Cap Core, respectively.
(b) $185,976,145 as reported, plus ($1,133,932), ($6,667,339) and $6,731,661 from pre-merger Global Equity Income, Global Value and Large Cap Core, respectively.
Because Equity, Global Equity Income, Global Value and Large Cap Core sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Global Equity Income, Global Value and Large Cap Core that have been included in Equity's Statement of Operations since June 24, 2016.
NOTE I — REGULATORY MATTERS
On October 19, 2011, CIM determined that it was necessary to change the price at which one of Balanced and Bond Portfolio's securities was then being fair valued. CIM and the Board subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 18, 2008 through October 18, 2011 (the "Relevant Period"). These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the Relevant Period. Accordingly, in December 2011, pursuant to an agreement with the Board, CIM contributed $206,623 and $3,320,907 to Balanced and Bond, respectively, to compensate shareholders and Balanced and Bond for harm caused by the prior improper valuation of securities.
The SEC subsequently found that, in distributing the $206,623 and $3,320,907 to shareholders of Balanced and Bond, respectively, CIM did not precisely calculate Fund and shareholder losses in accordance with the Calvert Funds’ NAV error correction procedures. On October 18, 2016, in acceptance of CIM's settlement proposal, the SEC issued an administrative order requiring CIM to make further distributions to affected shareholders by October 13, 2017. The administrative order also censured CIM and required CIM to pay a $3.9 million penalty to the SEC.
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Funds. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Funds, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

82 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Balanced Portfolio, Calvert Bond Portfolio and Calvert Equity Portfolio, each a series of Calvert Social Investment Fund (collectively, the “Funds”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016, January 6, 2017 and January 27, 2017.

Shareholders of the Funds voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Balanced Portfolio	8,851,081	236,157	889,259	2,789,088
Calvert Bond Portfolio	25,363,645	347,609	1,612,979	5,734,599
Calvert Equity Portfolio	21,820,386	468,294	1,168,246	7,611,567

2.	Reaffirmation and approval of the Funds’ ability to invest in notes issued by Calvert Social Investment Foundation.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Balanced Portfolio	8,974,105	181,498	820,893	2,789,088
Calvert Bond Portfolio	25,393,687	342,104	1,588,448	5,734,593
Calvert Equity Portfolio	21,843,105	471,786	1,142,038	7,611,566

3.	Approval of the Funds’ reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Balanced Portfolio	8,810,865	234,190	931,440	2,789,091
Calvert Bond Portfolio	25,202,821	369,109	1,752,303	5,734,599
Calvert Equity Portfolio	24,463,482	612,066	1,605,840	6,929,113

Shareholders of Calvert Equity Portfolio voted on the following proposal:

1.	Approval of a new investment sub-advisory agreement with Atlanta Capital Management Company, LLC.

Number of Shares*
For	Against	Abstain**	Uninstructed**
21,663,683	524,730	1,268,505	7,611,577

Shareholders of Class A shares of the Funds voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Balanced Portfolio	7,892,290	223,838	862,965	2,428,828
Calvert Bond Portfolio	11,500,153	256,488	953,524	2,997,382
Calvert Equity Portfolio	12,792,900	465,531	1,138,666	4,454,681

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 83

Shareholders of Class C shares of the Funds voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Balanced Portfolio	791,141	23,206	92,715	83,715
Calvert Bond Portfolio	773,944	11,244	94,749	197,305
Calvert Equity Portfolio	2,373,724	65,598	224,634	861,073

Shareholders of Calvert Social Investment Fund voted on the following proposals:

1.	To elect Trustees of Calvert Social Investment Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	89,808,297	4,926,710
Alice Gresham Bullock	90,332,908	4,402,099
Cari Dominguez	89,953,194	4,781,813
Miles D. Harper III	89,710,415	5,024,593
John G. Guffey, Jr.	89,771,526	4,963,481
Joy V. Jones	90,296,742	4,438,265
Anthony A. Williams	81,252,516	13,482,491
John H. Streur	89,685,948	5,049,059

2.	Approval of Amendment to Calvert Social Investment Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
64,738,742	3,235,787	6,666,839	20,093,636

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

84 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Balanced Portfolio, Calvert Bond Portfolio and Calvert Equity Portfolio
At a meeting held on October 14, 2016, the Board of Trustees of Calvert Social Investment Fund, (“CSIF”), and by a separate vote, the Trustees who are not “interested persons” of CSIF (the “Independent Trustees”), approved a new Investment Advisory Agreement between CSIF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Balanced Portfolio, Calvert Bond Portfolio and Calvert Equity Portfolio (the “Portfolios”) and a new Investment Advisory Agreement between the Adviser and Atlanta Capital Management Company (the "Sub-Adviser") with respect to the Calvert Equity Portfolio. The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory and Investment Sub-Advisory Agreements would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees also received information from the Sub-Adviser concerning the services to be provided to the Calvert Equity Portfolio. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory and Investment Sub-Advisory Agreements.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement with respect to the Portfolios, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Portfolios by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Portfolios by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Portfolios, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Portfolios’ assets in accordance with their investment objectives and strategies and that the proposed investment strategies were appropriate for pursuing the Portfolios’ investment objectives.
In considering each Portfolio’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Portfolio’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of each Portfolio’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Portfolios’ proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 85

increase the fee waivers/expense reimbursements for other Calvert Funds. The Trustees further noted that CRM had agreed to make permanent the current voluntary advisory fee waiver with respect to the Calvert Equity Portfolio. Based upon their review the Trustees concluded that the proposed advisory fees were reasonable in view of the quality of services to be received by the Portfolios from CRM.
In reviewing the anticipated profitability of the Portfolios to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing sub-advisory, shareholder servicing, administrative and distribution services to the Portfolios for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Portfolios. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Portfolios. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Portfolios was reasonable.
The Trustees considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Trustees took into account management’s discussion of the Calvert Funds’ proposed advisory and sub-advisory fees, as applicable. The Trustees noted that the advisory fee schedule for certain Calvert Funds, such as the Portfolios, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Trustees determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints would not be appropriate at this time. The Trustees noted that if the Portfolios’ assets increased over time, the Portfolios might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Portfolios;
(ii) CRM’s intention to continue to manage the Portfolios in a manner materially consistent with the Portfolios’ existing investment objectives and principal investment strategies, which includes continuing to manage the Portfolios pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Portfolios, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Portfolios’ assets in accordance with each Portfolio’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Portfolios’ investment objectives; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Portfolios from CRM. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Portfolios’ shareholders.
In connection with the proposed Transaction, the Board determined that it would be in the Portfolio’s best interests to have the Sub-Adviser, an affiliate of CRM, continue to provide sub-advisory services to the Calvert Equity Portfolio. The Board reviewed and discussed information provided by the Sub-Adviser and received advice from their independent legal counsel regarding their responsibilities in evaluating the proposed Transaction and the new Investment Sub-Advisory Agreement.
In evaluating the new Investment Sub-Advisory Agreement, the Trustees considered information provided by the Sub-Adviser relating to its operations, personnel, investment philosophy, strategies, and techniques. Among other information, the Sub-Adviser provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures, and brokerage policies and practices.

86 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

In the course of their deliberations concerning the new Investment Sub-Advisory Agreement, the Trustees evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Sub-Adviser; the Sub-Adviser’s management style and long-term performance record; the Calvert Equity Portfolio’s performance record and the Sub-Adviser’s performance in executing its investment strategies; the Sub-Adviser’s current level of staffing and its overall resources; the qualifications and experience of the Sub-Adviser’s personnel; and the Sub-Adviser’s financial condition with respect to its ability to perform the services required under the Investment Sub-Advisory Agreement. The Trustees noted that they reviewed detailed information about the performance results, portfolio composition and investment strategies for the Calvert Equity Portfolio on a quarterly basis. The Trustees also took into account that no material changes were being proposed to the investment strategies the Sub-Adviser used in managing the Calvert Equity Portfolio. Based upon their review, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Calvert Equity Portfolio by the Sub-Adviser under the Investment Sub-Advisory Agreement.
In considering the cost of services to be provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Calvert Equity Portfolio, the Trustees noted that CRM would pay the sub-advisory fees to the Sub-Adviser out of its advisory fee. Based upon their review, the Trustees determined that the proposed sub-advisory fees were reasonable in view of the quality of services to be received by the Calvert Equity Portfolio from the Sub-Adviser. Because CRM would pay the Sub-Adviser’s sub-advisory fees, the cost of services provided by the Sub-Adviser and the profitability to the Sub-Adviser of its relationship with the Calvert Equity Portfolio were not material factors in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Adviser’s management of the Calvert Equity Portfolio to be a material factor in its consideration.
In approving the new Investment Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Calvert Equity Portfolio’s assets in accordance with the Portfolio’s investment objectives and policies; (b) the Sub-Adviser is likely to execute its investment strategies consistently over time; and (c) the proposed sub-advisory fee is reasonable in view of the quality of services to be received by the Calvert Equity Portfolio from the Sub-Adviser. Based upon the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Sub-Advisory Agreement, subject to approval of the Calvert Equity Portfolio's shareholders.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 87

OFFICERS AND TRUSTEES

Officers of Calvert Social Investment Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Social Investment Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

88 calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

calvert.com CALVERT SOCIAL INVESTMENT FUND SEMIANNUAL REPORT (UNAUDITED) 89

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

CALVERT SOCIAL INVESTMENT FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24204 3.31.17

Calvert Asset Allocation Funds • Conservative Allocation Fund • Moderate Allocation Fund • Aggressive Allocation Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

2	Performance and Fund Profile
6	Understanding Your Fund’s Expenses
8	Financial Statements
43	Special Meeting of Shareholders
45	Board Approval of Investment Advisory Agreement
47	Officers and Trustees
48	Important Notices

CALVERT CONSERVATIVE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	3.17%	6.76%	5.67%	4.80%
Class A with 4.75% Maximum Sales Charge	—	—	-1.72	1.69	4.64	4.29
Class C at NAV	04/29/2005	04/29/2005	2.80	5.97	4.70	3.63
Class C with 1% Maximum Sales Charge	—	—	1.80	4.97	4.70	3.63
Class I at NAV	05/20/2016	04/29/2005	3.29	7.08	5.73	4.83
Class Y at NAV	05/20/2016	04/29/2005	3.29	6.99	5.71	4.82

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	-2.18%	0.44%	2.34%	4.27%
Conservative Allocation Composite Benchmark	—	—	1.39	5.10	4.83	4.73

Ticker Symbol			Class A	Class C	Class I	Class Y
			CCLAX	CALCX	CFAIX	CALYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.05%	1.84%	1.36%	5.37%
Net			1.00	1.75	0.65	0.75

Fund Profile

ASSET ALLOCATION (% of total investments)

Fixed-Income Funds	67.1%
Domestic Equity Funds	21.8%
International and Global Equity Funds	11.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	4/29/2005	5.96%	10.57%	7.55%	4.54%
Class A with 4.75% Maximum Sales Charge	—	—	0.93	5.29	6.51	4.03
Class C at NAV	04/29/2005	4/29/2005	5.56	9.73	6.75	3.75
Class C with 1% Maximum Sales Charge	—	—	4.56	8.73	6.75	3.75
Class I at NAV	05/20/2016	4/29/2005	6.18	10.95	7.63	4.58
Class Y at NAV	05/20/2016	4/29/2005	6.10	10.83	7.60	4.57

Russell 3000® Index	—	—	10.19%	18.07%	13.17%	7.53%
Moderate Allocation Composite Benchmark	—	—	5.24	10.76	7.96	5.52

Ticker Symbol			Class A	Class C	Class I	Class Y
			CMAAX	CMACX	CLAIX	CMLYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.11%	1.89%	0.71%	4.83%
Net			1.00	1.75	0.65	0.75

Fund Profile

ASSET ALLOCATION (% of total investments)

Domestic Equity Funds	41.7%
Fixed-Income Funds	38.1%
International and Global Equity Funds	20.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 3

CALVERT AGGRESSIVE ALLOCATION FUND
PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Dan R. Strelow, CFA, Vishal Khanduja, CFA and Justin H. Bourgette, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	6/30/2005	6/30/2005	8.25%	13.25%	9.35	4.54%
Class A with 4.75% Maximum Sales Charge	—	—	3.13	7.90	8.30	4.03
Class C at NAV	6/30/2005	6/30/2005	7.85	12.39	8.20	3.29
Class C with 1% Maximum Sales Charge	—	—	6.85	11.39	8.20	3.29
Class I at NAV	5/20/2016	6/30/2005	8.45	13.59	9.42	4.57
Class Y at NAV	5/20/2016	6/30/2005	8.42	13.62	9.42	4.57

Russell 3000® Index	—	—	10.19%	18.07%	13.17%	7.53%
Aggressive Allocation Composite Benchmark	—	—	7.98	14.90	10.08	5.88

Ticker Symbol			Class A	Class C	Class I	Class Y
			CAAAX	CAACX	CAGIX	CAIYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.15%	1.97%	0.95%	7.21%
Net			0.98	1.73	0.63	0.73

Fund Profile

ASSET ALLOCATION (% of total investments)

Domestic Equity Funds	57.6%
International and Global Equity Funds	29.3%
Fixed-Income Funds	13.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

4 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Conservative Allocation Composite Benchmark is an internally constructed benchmark which, is comprised of a blend of 22% Russell 3000® Index, 7% MSCI EAFE Investable Market Index, 1% MSCI Emerging Markets Index, 60% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index,  and is rebalanced Monthly. Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index is an unmanaged index of Treasury bills with a maturity of less than 3 months. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Investable Market Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada, with comprehensive coverage of securities in those markets. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. The Moderate Allocation Composite Benchmark is an internally constructed benchmark which, is comprised of a blend of 47% Russell 3000® Index, 15% MSCI EAFE Investable Market Index, 3% MSCI Emerging Markets Index, 30% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index,  and is rebalanced Monthly. The Aggressive Allocation Composite Benchmark is an internally constructed benchmark which, is comprised of a blend of 64% Russell 3000® Index, 21% MSCI EAFE Investable Market Index, 5% MSCI Emerging Markets Index and 10% Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index, and is rebalanced Monthly. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 5

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in these mutual funds and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by each Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the tables below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower.
Hypothetical Example for Comparison Purposes
The second line for each class of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the tables below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CALVERT CONSERVATIVE ALLOCATION FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.44%	$1,000.00	$1,031.70	$2.23
Hypothetical (5% return per year before expenses)	0.44%	$1,000.00	$1,022.74	$2.22
Class C
Actual	1.19%	$1,000.00	$1,028.00	$6.02
Hypothetical (5% return per year before expenses)	1.19%	$1,000.00	$1,019.00	$5.99
Class I
Actual	0.09%	$1,000.00	$1,032.90	$0.46
Hypothetical (5% return per year before expenses)	0.09%	$1,000.00	$1,024.48	$0.45
Class Y
Actual	0.19%	$1,000.00	$1,032.90	$0.96
Hypothetical (5% return per year before expenses)	0.19%	$1,000.00	$1,023.98	$0.96

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies.

6 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.44%	$1,000.00	$1,059.60	$2.26
Hypothetical (5% return per year before expenses)	0.44%	$1,000.00	$1,022.74	$2.22
Class C
Actual	1.19%	$1,000.00	$1,055.60	$6.10
Hypothetical (5% return per year before expenses)	1.19%	$1,000.00	$1,019.00	$5.99
Class I
Actual	0.09%	$1,000.00	$1,061.80	$0.46
Hypothetical (5% return per year before expenses)	0.09%	$1,000.00	$1,024.48	$0.45
Class Y
Actual	0.19%	$1,000.00	$1,061.00	$0.98
Hypothetical (5% return per year before expenses)	0.19%	$1,000.00	$1,023.98	$0.96

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies.

CALVERT AGGRESSIVE ALLOCATION FUND	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.43%	$1,000.00	$1,082.50	$2.23
Hypothetical (5% return per year before expenses)	0.43%	$1,000.00	$1,022.79	$2.17
Class C
Actual	1.18%	$1,000.00	$1,078.50	$6.11
Hypothetical (5% return per year before expenses)	1.18%	$1,000.00	$1,019.05	$5.94
Class I
Actual	0.08%	$1,000.00	$1,084.50	$0.42
Hypothetical (5% return per year before expenses)	0.08%	$1,000.00	$1,024.53	$0.40
Class Y
Actual	0.18%	$1,000.00	$1,084.20	$0.94
Hypothetical (5% return per year before expenses)	0.18%	$1,000.00	$1,024.03	$0.91

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses do not include fees and expenses incurred indirectly from investment in underlying funds, including affiliated and unaffiliated companies.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 7

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE($)
MUTUAL FUNDS (a) - 100.0%
Equity Mutual Funds - 32.9%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	95,300	2,496,850
Calvert Responsible Index Series, Inc.:
Calvert Developed Markets Ex-U.S. Responsible Index Fund, Class I	123,116	2,562,048
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	575,447	11,785,161
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	419,341	9,313,553
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	416,679	9,237,780
Calvert U.S. Mid Cap Core Responsible Index Fund, Class I	72,558	1,689,157
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	68,352	2,531,065
Calvert Emerging Markets Equity Fund, Class I	379,207	5,195,130
Calvert International Equity Fund, Class I	464,411	7,704,576
Calvert International Opportunities Fund, Class I	224,861	3,444,868
		55,960,188

Fixed-Income Mutual Funds - 67.1%
Calvert Fund:
Calvert Long-Term Income Fund, Class I	313,982	5,168,150
Calvert Ultra-Short Income Fund, Class I	1,305,094	20,385,566
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,464,044	22,121,698
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	4,184,207	66,654,415
		114,329,829

Total Mutual Funds (Cost $166,009,181)		170,290,017

TOTAL INVESTMENTS (Cost $166,009,181) - 100.0%		170,290,017
Other assets and liabilities, net - (0.0%) (b)		(5,055)
NET ASSETS - 100.0%		170,284,962

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	14	6/17	$2,248,750	($22,011)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than (0.05)%.
See notes to financial statements.

8 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE($)
MUTUAL FUNDS (a) - 100.2%
Equity Mutual Funds - 62.0%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	337,374	8,839,197
Calvert Responsible Index Series, Inc.:
Calvert Developed Markets Ex-U.S. Responsible Index Fund, Class I	184,492	3,839,278
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,847,674	37,840,360
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	969,533	21,533,335
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,078,443	23,909,076
Calvert U.S. Mid Cap Core Responsible Index Fund, Class I	163,064	3,796,119
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	273,007	10,109,442
Calvert Emerging Markets Equity Fund, Class I	757,648	10,379,780
Calvert International Equity Fund, Class I	1,468,623	24,364,458
Calvert International Opportunities Fund, Class I	842,383	12,905,312
		157,516,357

Fixed-Income Mutual Funds - 38.2%
Calvert Fund:
Calvert Ultra-Short Income Fund, Class I	1,385,116	21,635,505
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,940,689	29,323,806
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,893,843	46,098,915
		97,058,226

Total Mutual Funds (Cost $242,327,356)		254,574,583

TOTAL INVESTMENTS (Cost $242,327,356) - 100.2%		254,574,583
Other assets and liabilities, net - (0.2%)		(421,148)
NET ASSETS - 100.0%		254,153,435

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE($)
MUTUAL FUNDS (a) - 100.0%
Equity Mutual Funds - 86.9%
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	384,104	10,063,521
Calvert Responsible Index Series, Inc.:
Calvert Developed Markets Ex-U.S. Responsible Index Fund, Class I	91,639	1,907,003
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,344,865	27,542,844
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	537,599	11,940,078
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	647,660	14,358,626
Calvert U.S. Mid Cap Core Responsible Index Fund, Class I	81,108	1,888,200
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	186,243	6,896,575
Calvert Emerging Markets Equity Fund, Class I	564,103	7,728,212
Calvert International Equity Fund, Class I	1,035,678	17,181,897
Calvert International Opportunities Fund, Class I	668,995	10,249,001
		109,755,957

Fixed-Income Mutual Funds - 13.1%
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	251,385	3,798,423
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	797,928	12,710,999
		16,509,422

Total Mutual Funds (Cost $119,095,416)		126,265,379

TOTAL INVESTMENTS (Cost $119,095,416) - 100.0%		126,265,379
Other assets and liabilities, net - (0.0%) (b)		(34,529)
NET ASSETS - 100.0%		126,230,850

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than (0.05)%.
See notes to financial statements.

10 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in affiliated securities, at value (Cost $166,009,181) - see accompanying schedule	$170,290,017
Cash collateral at broker	71,400
Receivable for securities sold	62,769
Receivable for Fund shares sold	342,470
Receivable for futures contracts variation margin	4,375
Trustees' deferred compensation plan	95,055
Receivable from affiliate	7,092
Total assets	170,873,178

LIABILITIES
Payable for Fund shares redeemed	395,940
Payable to affiliates:
Distribution Plan expenses	55,508
Sub-transfer agent fee	2,046
Trustees' deferred compensation plan	95,055
Accrued expenses and other liabilities	39,667
Total liabilities	588,216
NET ASSETS	$170,284,962

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
unlimited number of no par value shares authorized	$165,148,680
Accumulated distributions in excess of net investment income	(397,653)
Accumulated net realized gain (loss)	1,275,110
Net unrealized appreciation (depreciation)	4,258,825
NET ASSETS	$170,284,962

NET ASSET VALUE PER SHARE
Class A (based on net assets of $126,088,382 and 7,591,365 shares outstanding)	$16.61
Class C (based on net assets of $34,037,502 and 2,072,287 shares outstanding)	$16.43
Class I (based on net assets of $2,023,682 and 121,952 shares outstanding)	$16.59
Class Y (based on net assets of $8,135,396 and 490,257 shares outstanding)	$16.59

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$17.44
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT MODERATE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in affiliated securities, at value (Cost $242,327,356) - see accompanying schedule	$254,574,583
Receivable for securities sold	30,115
Receivable for Fund shares sold	362,725
Trustees' deferred compensation plan	149,988
Total assets	255,117,411

LIABILITIES
Payable for Fund shares redeemed	654,372
Payable to affiliates:
Distribution Plan expenses	78,480
Sub-transfer agent fee	4,867
Trustees' deferred compensation plan	149,988
Other	13,306
Accrued expenses and other liabilities	62,963
Total liabilities	963,976
NET ASSETS	$254,153,435

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
unlimited number of no par value shares authorized	$241,264,799
Accumulated distributions in excess of net investment income	(1,889,387)
Accumulated net realized gain (loss)	2,530,796
Net unrealized appreciation (depreciation)	12,247,227
NET ASSETS	$254,153,435

NET ASSET VALUE PER SHARE
Class A (based on net assets of $201,899,332 and 11,131,450 shares outstanding)	$18.14
Class C (based on net assets of $41,990,853 and 2,425,433 shares outstanding)	$17.31
Class I (based on net assets of $8,027,454 and 442,397 shares outstanding)	$18.15
Class Y (based on net assets of $2,235,796 and 123,259 shares outstanding)	$18.14

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$19.04
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

12 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in affiliated securities, at value (Cost $119,095,416) - see accompanying schedule	$126,265,379
Receivable for securities sold	29,705
Receivable for Fund shares sold	81,272
Trustees' deferred compensation plan	72,879
Receivable from affiliate	17,782
Total assets	126,467,017

LIABILITIES
Payable for Fund shares redeemed	64,031
Payable to affiliates:
Distribution Plan expenses	37,614
Sub-transfer agent fee	3,429
Trustees' deferred compensation plan	72,879
Accrued expenses and other liabilities	58,214
Total liabilities	236,167
NET ASSETS	$126,230,850

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
unlimited number of no par value shares authorized	$118,964,406
Accumulated distributions in excess of net investment income	(1,018,080)
Accumulated net realized gain (loss)	1,114,561
Net unrealized appreciation (depreciation)	7,169,963
NET ASSETS	$126,230,850

NET ASSET VALUE PER SHARE
Class A (based on net assets of $105,907,213 and 5,674,235 shares outstanding)	$18.66
Class C (based on net assets of $17,579,618 and 1,086,877 shares outstanding)	$16.17
Class I (based on net assets of $2,043,701 and 109,282 shares outstanding)	$18.70
Class Y (based on net assets of $700,318 and 37,431 shares outstanding)	$18.71

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$19.59
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT ALLOCATION FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from affiliated securities	$2,332,126	$3,779,720	$1,913,033
Total investment income	2,332,126	3,779,720	1,913,033

Expenses:
Administrative fees	49,487	73,559	36,382
Transfer agency fees and expenses:
Class A	68,919	127,216	89,023
Class C	19,100	28,290	15,541
Class I	1,389	765	790
Class Y	1,513	1,578	1,467
Distribution Plan expenses:
Class A	159,410	250,149	129,505
Class C	168,772	208,217	86,868
Trustees' fees and expenses	7,812	11,999	5,901
Accounting fees	13,728	13,728	13,728
Custodian fees	21,965	22,040	19,326
Professional fees	15,041	16,610	14,247
Registration fees:
Class A	9,113	9,885	9,400
Class C	6,917	6,742	7,074
Class I	10,710	10,779	10,706
Class Y	10,709	10,763	10,697
Reports to shareholders	6,906	14,180	10,053
Miscellaneous	34,186	32,612	24,520
Total expenses	605,677	839,112	485,228
Reimbursement from Adviser:
Class A	(72,654)	(97,890)	(109,756)
Class C	(24,317)	(26,768)	(24,546)
Class I	(12,991)	(11,319)	(12,491)
Class Y	(11,027)	(11,835)	(12,111)
Net expenses	484,688	691,300	326,324
NET INVESTMENT INCOME (LOSS)	1,847,438	3,088,420	1,586,709

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	2,351,266	6,571,528	4,355,743
Futures	(1,143,744)	(1,664,130)	(555,870)
Capital gain distributions from affiliated securities	867,807	1,756,763	944,572
	2,075,329	6,664,161	4,744,445

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	839,428	4,111,002	3,353,791

14 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Futures	279,221	400,055	127,097
	1,118,649	4,511,057	3,480,888

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,193,978	11,175,218	8,225,333

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,041,416	$14,263,638	$9,812,042
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT CONSERVATIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$1,847,438	$2,707,358
Net realized gain (loss)	2,075,329	2,383,955
Net change in unrealized appreciation (depreciation)	1,118,649	3,092,469

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,041,416	8,183,782

Distributions to shareholders from:
Net investment income:
Class A shares	(1,876,668)	(2,343,775)
Class C shares	(328,059)	(349,630)
Class I shares	(52,135)	(8,405)(a)
Class Y shares	(8,044)	(1,983)(a)
Net realized gain:
Class A shares	(1,079,926)	(4,753,391)
Class C shares	(289,816)	(1,254,611)
Class I shares	(23,825)	—
Class Y shares	(3,915)	—
Total distributions	(3,662,388)	(8,711,795)

Capital share transactions:
Shares sold:
Class A shares	15,379,221	35,860,887
Class C shares	3,378,786	7,594,658
Class I shares	2,208,962	1,000,000(a)
Class Y shares	8,005,439	403,003(a)
Reinvestment of distributions:
Class A shares	2,768,013	6,566,581
Class C shares	541,891	1,393,915
Class I shares	75,960	8,405(a)
Class Y shares	11,959	1,983(a)
Shares redeemed:
Class A shares	(24,598,741)	(23,287,750)
Class C shares	(4,524,750)	(4,474,018)
Class I shares	(1,314,520)	—
Class Y shares	(374,190)	(3,974)(a)
Total capital share transactions	1,558,030	25,063,690

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,937,058	24,535,677

NET ASSETS
Beginning of period	167,347,904	142,812,227
End of period (including accumulated distributions in excess of and accumulated undistributed net investment income of ($397,653) and $19,815, respectively)	$170,284,962	$167,347,904

16 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	936,814	2,210,495
Class C shares	208,462	473,596
Class I shares	134,702	62,228(a)
Class Y shares	487,742	24,620(a)
Reinvestment of distributions:
Class A shares	170,051	407,437
Class C shares	33,619	87,676
Class I shares	4,676	517(a)
Class Y shares	736	121(a)
Shares redeemed:
Class A shares	(1,498,157)	(1,441,367)
Class C shares	(278,578)	(277,824)
Class I shares	(80,171)	—
Class Y shares	(22,721)	(241)(a)
Total capital share activity	97,175	1,547,258

(a) From May 20, 2016 inception.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT MODERATE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$3,088,420	$3,103,263
Net realized gain (loss)	6,664,161	20,987,389
Net change in unrealized appreciation (depreciation)	4,511,057	(7,845,912)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,263,638	16,244,740

Distributions to shareholders from:
Net investment income:
Class A shares	(4,017,847)	(2,749,340)
Class C shares	(805,525)	(346,300)
Class I shares	(159,797)	(4,593)(a)
Class Y shares	(12,517)	(963)(a)
Net realized gain:
Class A shares	(4,454,672)	(20,286,828)
Class C shares	(950,065)	(4,514,786)
Class I shares	(31,692)	—
Class Y shares	(11,599)	—
Total distributions	(10,443,714)	(27,902,810)

Capital share transactions:
Shares sold:
Class A shares	16,666,152	33,855,020
Class C shares	3,880,744	7,044,216
Class I shares	7,903,691	1,000,000(a)
Class Y shares	2,045,694	391,072(a)
Reinvestment of distributions:
Class A shares	8,062,036	21,894,759
Class C shares	1,580,839	4,377,995
Class I shares	191,489	4,593(a)
Class Y shares	24,116	963(a)
Shares redeemed:
Class A shares	(29,847,192)	(31,766,694)
Class C shares	(6,652,266)	(7,028,522)
Class I shares	(1,302,808)	—
Class Y shares	(266,518)	(254)(a)
Total capital share transactions	2,285,977	29,773,148

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,105,901	18,115,078
See notes to financial statements.

18 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	248,047,534	229,932,456
End of period (including accumulated distributions in excess of and accumulated undistributed net investment income of ($1,889,387) and $17,879, respectively)	$254,153,435	$248,047,534

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	935,998	1,925,291
Class C shares	227,794	417,535
Class I shares	445,927	58,480(a)
Class Y shares	114,544	22,208(a)
Reinvestment of distributions:
Class A shares	457,461	1,263,831
Class C shares	93,798	263,626
Class I shares	10,962	264(a)
Class Y shares	1,370	55(a)
Shares redeemed:
Class A shares	(1,678,191)	(1,825,443)
Class C shares	(390,840)	(419,450)
Class I shares	(73,236)	—
Class Y shares	(14,904)	(14)(a)
Total capital share activity	130,683	1,706,383

(a) From May 20, 2016 inception.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT AGGRESSIVE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$1,586,709	$1,131,553
Net realized gain (loss)	4,744,445	12,398,452
Net change in unrealized appreciation (depreciation)	3,480,888	(4,579,076)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,812,042	8,950,929

Distributions to shareholders from:
Net investment income:
Class A shares	(2,079,266)	(874,747)
Class C shares	(372,290)	—
Class I shares	(60,005)	—
Class Y shares	(4,323)	—
Net realized gain:
Class A shares	(3,041,966)	(12,520,504)
Class C shares	(586,785)	(2,394,715)
Class I shares	(47,060)	—
Class Y shares	(4,942)	—
Total distributions	(6,196,637)	(15,789,966)

Capital share transactions:
Shares sold:
Class A shares	7,122,663	20,492,763
Class C shares	1,046,249	2,861,760
Class I shares	1,967,253	1,000,000(a)
Class Y shares	706,836	125,251(a)
Reinvestment of distributions:
Class A shares	4,947,011	12,959,041
Class C shares	911,004	2,204,296
Class I shares	107,065	—
Class Y shares	8,458	—
Shares redeemed:
Class A shares	(12,860,736)	(18,153,215)
Class C shares	(2,317,999)	(2,674,124)
Class I shares	(1,162,339)	—
Class Y shares	(164,710)	—
Total capital share transactions	310,755	18,815,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,926,160	11,976,735

20 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	122,304,690	110,327,955
End of period (including accumulated distributions in excess of net investment income of ($1,018,080) and ($88,905), respectively)	$126,230,850	$122,304,690

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	393,255	1,137,360
Class C shares	66,260	181,771
Class I shares	108,826	58,241(a)
Class Y shares	38,717	7,227(a)
Reinvestment of distributions:
Class A shares	275,795	739,616
Class C shares	58,413	144,071
Class I shares	5,981	—
Class Y shares	471	—
Shares redeemed:
Class A shares	(708,934)	(1,023,579)
Class C shares	(146,794)	(169,665)
Class I shares	(63,766)	—
Class Y shares	(8,984)	—
Total capital share activity	19,240	1,075,042

(a) From May 20, 2016 inception.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014	2013 (a)	2012
Net asset value, beginning	$16.48	$16.59	$17.22	$16.88	$16.45	$15.01
Income from investment operations:
Net investment income	0.19	0.31	0.30	0.29	0.38	0.40
Net realized and unrealized gain (loss)	0.32	0.55	0.05	0.83	0.74	1.65
Total from investment operations	0.51	0.86	0.35	1.12	1.12	2.05
Distributions from:
Net investment income	(0.24)	(0.30)	(0.29)	(0.29)	(0.39)	(0.40)
Net realized gain	(0.14)	(0.67)	(0.69)	(0.49)	(0.30)	(0.21)
Total distributions	(0.38)	(0.97)	(0.98)	(0.78)	(0.69)	(0.61)
Total increase (decrease) in net asset value	0.13	(0.11)	(0.63)	0.34	0.43	1.44
Net asset value, ending	$16.61	$16.48	$16.59	$17.22	$16.88	$16.45
Total return (b)	3.17%	5.42%	2.01%	6.78%	7.07%	13.96%
Ratios to average net assets: (c)
Net investment income	2.37%(e)	1.90%	1.76%	1.71%	2.31%	2.53%
Total expenses (d)	0.55%(e)	0.67%	0.69%	0.68%	0.68%	0.77%
Net expenses (d)	0.44%(e)	0.44%	0.44%	0.44%	0.44%	0.44%
Portfolio turnover	31%	61%	8%	17%	31%	26%
Net assets, ending (in thousands)	$126,088	$131,576	$112,881	$92,150	$73,305	$53,431

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Amounts do not include the expenses of the Underlying Funds.
(e) Annualized.
See notes to financial statements.

22 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014	2013 (a)	2012
Net asset value, beginning	$16.28	$16.40	$17.06	$16.74	$16.32	$14.90
Income from investment operations:
Net investment income	0.13	0.17	0.13	0.13	0.21	0.24
Net realized and unrealized gain (loss)	0.32	0.55	0.06	0.81	0.74	1.62
Total from investment operations	0.45	0.72	0.19	0.94	0.95	1.86
Distributions from:
Net investment income	(0.16)	(0.17)	(0.16)	(0.13)	(0.23)	(0.23)
Net realized gain	(0.14)	(0.67)	(0.69)	(0.49)	(0.30)	(0.21)
Total distributions	(0.30)	(0.84)	(0.85)	(0.62)	(0.53)	(0.44)
Total increase (decrease) in net asset value	0.15	(0.12)	(0.66)	0.32	0.42	1.42
Net asset value, ending	$16.43	$16.28	$16.40	$17.06	$16.74	$16.32
Total return (b)	2.80%	4.57%	1.03%	5.71%	6.02%	12.73%
Ratios to average net assets: (c)
Net investment income	1.62%(e)	1.07%	0.76%	0.73%	1.30%	1.45%
Total expenses (d)	1.33%(e)	1.46%	1.44%	1.40%	1.44%	1.51%
Net expenses (d)	1.19%(e)	1.27%	1.44%	1.40%	1.44%	1.51%
Portfolio turnover	31%	61%	8%	17%	31%	26%
Net assets, ending (in thousands)	$34,038	$34,334	$29,932	$25,263	$20,675	$15,209

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Amounts do not include the expenses of the Underlying Funds.
(e) Annualized.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS I SHARES
Net asset value, beginning	$16.48	$16.07
Income from investment operations:
Net investment income	0.27	0.11
Net realized and unrealized gain (loss)	0.26	0.43
Total from investment operations	0.53	0.54
Distributions from:
Net investment income	(0.28)	(0.13)
Net realized gain	(0.14)	—
Total distributions	(0.42)	(0.13)
Total increase (decrease) in net asset value	0.11	0.41
Net asset value, ending	$16.59	$16.48
Total return (c)	3.29%	3.40%
Ratios to average net assets: (d)
Net investment income	3.24%(f)	1.93%(f)
Total expenses (e)	1.24%(f)	0.97%(f)
Net expenses (e)	0.09%(f)	0.09%(f)
Portfolio turnover	31%	61%
Net assets, ending (in thousands)	$2,024	$1,034

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From May 20, 2016 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

24 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT CONSERVATIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS Y SHARES
Net asset value, beginning	$16.47	$16.07
Income from investment operations:
Net investment income	0.16	0.12
Net realized and unrealized gain (loss)	0.37	0.41
Total from investment operations	0.53	0.53
Distributions from:
Net investment income	(0.27)	(0.13)
Net realized gain	(0.14)	—
Total distributions	(0.41)	(0.13)
Total increase (decrease) in net asset value	0.12	0.40
Net asset value, ending	$16.59	$16.47
Total return (c)	3.29%	3.32%
Ratios to average net assets: (d)
Net investment income	1.96%(f)	2.16%(f)
Total expenses (e)	1.11%(f)	4.98%(f)
Net expenses (e)	0.19%(f)	0.19%(f)
Portfolio turnover	31%	61%
Net assets, ending (in thousands)	$8,135	$404

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From May 20, 2016 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$17.86	$18.84	$19.80	$19.04	$16.89	$14.51
Income from investment operations:
Net investment income	0.23	0.25	0.23	0.20	0.20	0.21
Net realized and unrealized gain (loss)	0.80	1.00	(0.04)	1.34	2.14	2.36
Total from investment operations	1.03	1.25	0.19	1.54	2.34	2.57
Distributions from:
Net investment income	(0.36)	(0.24)	(0.21)	(0.19)	(0.19)	(0.19)
Net realized gain	(0.39)	(1.99)	(0.94)	(0.59)	—	—
Total distributions	(0.75)	(2.23)	(1.15)	(0.78)	(0.19)	(0.19)
Total increase (decrease) in net asset value	0.28	(0.98)	(0.96)	0.76	2.15	2.38
Net asset value, ending	$18.14	$17.86	$18.84	$19.80	$19.04	$16.89
Total return (b)	5.96%	7.16%	0.86%	8.27%	14.02%	17.89%
Ratios to average net assets: (c)
Net investment income	2.63%(e)	1.43%	1.14%	1.01%	1.12%	1.28%
Total expenses (d)	0.54%(e)	0.73%	0.67%	0.64%	0.69%	0.72%
Net expenses (d)	0.44%(e)	0.56%	0.67%	0.64%	0.69%	0.72%
Portfolio turnover	27%	61%	8%	10%	27%	25%
Net assets, ending (in thousands)	$201,899	$203,907	$189,372	$172,244	$143,215	$117,550

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Amounts do not include the expenses of the Underlying Funds.
(e) Annualized.
See notes to financial statements.

26 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$17.11	$18.16	$19.19	$18.55	$16.52	$14.26
Income from investment operations:
Net investment income	0.16	0.11	0.07	0.09	0.09	0.09
Net realized and unrealized gain (loss)	0.76	0.97	(0.02)	1.26	2.08	2.31
Total from investment operations	0.92	1.08	0.05	1.35	2.17	2.40
Distributions from:
Net investment income	(0.33)	(0.14)	(0.14)	(0.12)	(0.14)	(0.14)
Net realized gain	(0.39)	(1.99)	(0.94)	(0.59)	—	—
Total distributions	(0.72)	(2.13)	(1.08)	(0.71)	(0.14)	(0.14)
Total increase (decrease) in net asset value	0.20	(1.05)	(1.03)	0.64	2.03	2.26
Net asset value, ending	$17.31	$17.11	$18.16	$19.19	$18.55	$16.52
Total return (b)	5.56%	6.37%	0.09%	7.44%	13.21%	16.96%
Ratios to average net assets: (c)
Net investment income	1.86%(e)	0.68%	0.37%	0.28%	0.38%	0.55%
Total expenses (d)	1.32%(e)	1.51%	1.42%	1.38%	1.42%	1.45%
Net expenses (d)	1.19%(e)	1.32%	1.42%	1.38%	1.42%	1.45%
Portfolio turnover	27%	61%	8%	10%	27%	25%
Net assets, ending (in thousands)	$41,991	$42,695	$40,560	$37,326	$31,242	$24,869

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Amounts do not include the expenses of the Underlying Funds.
(e) Annualized.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS I SHARES
Net asset value, beginning	$17.85	$17.10
Income from investment operations:
Net investment income	0.21	0.07
Net realized and unrealized gain (loss)	0.86	0.76
Total from investment operations	1.07	0.83
Distributions from:
Net investment income	(0.38)	(0.08)
Net realized gain	(0.39)	—
Total distributions	(0.77)	(0.08)
Total increase (decrease) in net asset value	0.30	0.75
Net asset value, ending	$18.15	$17.85
Total return (c)	6.18%	4.86%
Ratios to average net assets: (d)
Net investment income	2.43%(f)	1.06%(f)
Total expenses (e)	0.51%(f)	0.54%(f)
Net expenses (e)	0.09%(f)	0.09%(f)
Portfolio turnover	27%	61%
Net assets, ending (in thousands)	$8,027	$1,049

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From May 20, 2016 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

28 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT MODERATE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS Y SHARES
Net asset value, beginning	$17.85	$17.10
Income from investment operations:
Net investment income	0.19	0.06
Net realized and unrealized gain (loss)	0.86	0.76
Total from investment operations	1.05	0.82
Distributions from:
Net investment income	(0.37)	(0.07)
Net realized gain	(0.39)	—
Total distributions	(0.76)	(0.07)
Total increase (decrease) in net asset value	0.29	0.75
Net asset value, ending	$18.14	$17.85
Total return (c)	6.10%	4.83%
Ratios to average net assets: (d)
Net investment income	2.12%(f)	0.99%(f)
Total expenses (e)	2.80%(f)	4.44%(f)
Net expenses (e)	0.19%(f)	0.19%(f)
Portfolio turnover	27%	61%
Net assets, ending (in thousands)	$2,236	$397

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From May 20, 2016 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 29

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$18.12	$19.32	$20.68	$19.38	$16.15	$13.47
Income from investment operations:
Net investment income	0.24	0.19	0.21	0.18	0.11	0.12
Net realized and unrealized gain (loss)	1.20	1.25	(0.08)	1.70	3.23	2.68
Total from investment operations	1.44	1.44	0.13	1.88	3.34	2.80
Distributions from:
Net investment income	(0.36)	(0.15)	(0.21)	(0.18)	(0.11)	(0.12)
Net realized gain	(0.54)	(2.49)	(1.28)	(0.40)	—	—
Total distributions	(0.90)	(2.64)	(1.49)	(0.58)	(0.11)	(0.12)
Total increase (decrease) in net asset value	0.54	(1.20)	(1.36)	1.30	3.23	2.68
Net asset value, ending	$18.66	$18.12	$19.32	$20.68	$19.38	$16.15
Total return (b)	8.25%	8.03%	0.41%	9.85%	20.82%	20.88%
Ratios to average net assets: (c)
Net investment income	2.67%(e)	1.10%	1.04%	0.88%	0.62%	0.80%
Total expenses (d)	0.64%(e)	0.78%	0.77%	0.76%	0.81%	0.86%
Net expenses (d)	0.43%(e)	0.43%	0.43%	0.43%	0.43%	0.43%
Portfolio turnover	30%	62%	10%	15%	31%	24%
Net assets, ending (in thousands)	$105,907	$103,539	$93,928	$83,009	$72,318	$60,495

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Amounts do not include the expenses of the Underlying Funds.
(e) Annualized.
See notes to financial statements.

30 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$15.85	$17.21	$18.71	$17.71	$14.89	$12.57
Income from investment operations:
Net investment income (loss)	0.15	0.03	(0.01)	(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	1.05	1.10	(0.07)	1.58	2.93	2.50
Total from investment operations	1.20	1.13	(0.08)	1.52	2.88	2.43
Distributions from:
Net investment income	(0.34)	—	(0.14)	(0.12)	(0.06)	(0.11)
Net realized gain	(0.54)	(2.49)	(1.28)	(0.40)	—	—
Total distributions	(0.88)	(2.49)	(1.42)	(0.52)	(0.06)	(0.11)
Total increase (decrease) in net asset value	0.32	(1.36)	(1.50)	1.00	2.82	2.32
Net asset value, ending	$16.17	$15.85	$17.21	$18.71	$17.71	$14.89
Total return (b)	7.85%	7.06%	(0.72%)	8.66%	19.39%	19.43%
Ratios to average net assets: (c)
Net investment income (loss)	1.92%(e)	0.20%	(0.05%)	(0.30%)	(0.61%)	(0.46%)
Total expenses (d)	1.46%(e)	1.60%	1.55%	1.53%	1.63%	1.69%
Net expenses (d)	1.18%(e)	1.31%	1.55%	1.53%	1.63%	1.69%
Portfolio turnover	30%	62%	10%	15%	31%	24%
Net assets, ending (in thousands)	$17,580	$17,578	$16,400	$14,557	$11,234	$8,381

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Amounts do not include the expenses of the Underlying Funds.
(e) Annualized.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 31

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS I SHARES
Net asset value, beginning	$18.14	$17.17
Income from investment operations:
Net investment income	0.31	0.01
Net realized and unrealized gain (loss)	1.17	0.96
Total from investment operations	1.48	0.97
Distributions from:
Net investment income	(0.38)	—
Net realized gain	(0.54)	—
Total distributions	(0.92)	—
Total increase (decrease) in net asset value	0.56	0.97
Net asset value, ending	$18.70	$18.14
Total return (c)	8.45%	5.65%
Ratios to average net assets: (d)
Net investment income	3.38%(f)	0.19%(f)
Total expenses (e)	1.33%(f)	0.57%(f)
Net expenses (e)	0.08%(f)	0.08%(f)
Portfolio turnover	30%	62%
Net assets, ending (in thousands)	$2,044	$1,056

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From May 20, 2016 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

32 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT AGGRESSIVE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS Y SHARES
Net asset value, beginning	$18.15	$17.17
Income from investment operations:
Net investment income	0.19	0.01
Net realized and unrealized gain (loss)	1.29	0.97
Total from investment operations	1.48	0.98
Distributions from:
Net investment income	(0.38)	—
Net realized gain	(0.54)	—
Total distributions	(0.92)	—
Total increase (decrease) in net asset value	0.56	0.98
Net asset value, ending	$18.71	$18.15
Total return (c)	8.42%	5.71%
Ratios to average net assets: (d)
Net investment income	2.04%(f)	0.09%(f)
Total expenses (e)	8.12%(f)	6.83%(f)
Net expenses (e)	0.18%(f)	0.18%(f)
Portfolio turnover	30%	62%
Net assets, ending (in thousands)	$700	$131

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From May 20, 2016 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Amounts do not include the expenses of the Underlying Funds.
(f) Annualized.
See notes to financial statements.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 33

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Investment Fund (the “Trust”) was organized as a Massachusetts business trust on December 14, 1981, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates six (6) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Conservative Allocation Fund (“Conservative”), Calvert Moderate Allocation Fund (“Moderate”) and Calvert Aggressive Allocation Fund (“Aggressive”), each a “Fund” and collectively, the “Funds”.
The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Aggressive is to seek long-term capital appreciation. The Funds are diversified and invest in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”).
The Funds offer Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Funds and their shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Funds’ principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the “Board”) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Funds to the Funds' investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Funds' investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

34 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Funds' investments by major category are as follows:
Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
The following tables summarize the market value of each of the Funds’ holdings as of March 31, 2017, based on the inputs used to value them:

CONSERVATIVE	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$170,290,017	$—	$—	$170,290,017
TOTAL	$170,290,017	$—	$—	$170,290,017
Futures Contracts*	($22,011)	$—	$—	($22,011)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.

MODERATE	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$254,574,583	$—	$—	$254,574,583
TOTAL	$254,574,583	$—	$—	$254,574,583
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.

AGGRESSIVE	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$126,265,379	$—	$—	$126,265,379
TOTAL	$126,265,379	$—	$—	$126,265,379
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Futures: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
During the six months ended March 31, 2017, the Funds used equity index and U.S. Treasury futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions. The Funds' futures contracts at March 31, 2017 are presented in the Schedules of Investments.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 35

At March 31, 2017, the Funds had the following derivatives, categorized by risk exposure:

CONSERVATIVE
Risk	Statement of Assets and Liabilities Location	Assets	Statement of Assets and Liabilities Location	Liabilities
Interest Rate	Net unrealized appreciation (depreciation)	$—*	Net unrealized appreciation (depreciation)	($22,011)*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable for futures contracts variation margin.
The effect of derivative instruments on the Statement of Operations and the average volume of derivatives for the six months ended March 31, 2017 were as follows:

CONSERVATIVE		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Equity	Futures	($1,195,752)	$301,232
Interest Rate	Futures	$52,008	($22,011)
Total		($1,143,744)	$279,221

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description				Average Notional Cost of Contracts
Futures contracts long				$1,129,310
Futures contracts short				(6,335,324)

MODERATE		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Equity	Futures	($1,664,130)	$400,055

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description				Average Notional Cost of Contracts
Futures contracts long				$1,139,317
Futures contracts short				(7,846,241)

AGGRESSIVE		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Equity	Futures	($555,870)	$127,097

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description				Average Notional Cost of Contracts
Futures contracts long				$126,591
Futures contracts short				(2,157,169)

36 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

Security Transactions and Investment Income: Security transactions, including purchases and sales of shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses associated with the Underlying Funds.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Funds on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Funds following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Funds and CRM (the “Transaction”).
The Funds do not pay advisory fees to CRM for performing investment advisory services. CRM, however, receives advisory fees for managing the Underlying Funds. Prior to December 31, 2016, CIM provided advisory services to the Funds, but received no compensation. CIM, however, received advisory fees for managing the Underlying Funds.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses) for Conservative, Moderate and Aggressive exceed 0.44%, 0.44% and 0.43%, respectively, for Class A shares; 1.19%, 1.19% and 1.18%, respectively, for Class C shares; 0.09%, 0.09% and 0.08%, respectively, for Class I shares and 0.19%, 0.19% and 0.18%, respectively, for Class Y shares of such class' average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $24,014, $3,706 and $54,189 of Conservative, Moderate and Aggressive, respectively, and CIM waived or reimbursed expenses of $96,975, $144,106 and $104,715 of Conservative, Moderate and Aggressive, respectively.
CRM serves as the administrator of the Funds, but receives no compensation. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Funds at an annual rate of 0.12% of the Funds’ average daily net assets, payable monthly. For the period from October 1, 2016 through December 30, 2016, CIAS was paid administrative fees of $49,487, $73,559 and $36,382 for Conservative, Moderate and Aggressive, respectively.
The Funds adopted new distribution plans for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Trustees and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, each Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 37

annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Funds, as well as for personal and/or account maintenance services provided. Pursuant to the Funds’ former distribution plans for Class A shares and Class C shares, each Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.35% for Class A and 1.00% for Class C of each Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds’ principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Funds’ former distributor and principal underwriter. Distribution and service fees for Conservative, Moderate and Aggressive paid or accrued for the six months ended March 31, 2017 amounted to $159,410, $250,149 and $129,505, respectively, or 0.25% per annum of the Funds’ Class A average daily net assets, of which $78,833, $124,600 and $65,544, respectively, was paid to EVD and $80,577, $125,549 and $63,961, respectively, was paid to CID. Distribution and service fees for Conservative, Moderate and Aggressive paid or accrued for the six months ended March 31, 2017 amounted to $168,772, $208,217 and $86,868, respectively, or 1.00% per annum of the Funds’ Class C average daily net assets, of which $84,753, $104,281 and $43,813, respectively, was paid to EVD and $84,019, $103,936 and $43,055, respectively, was paid to CID.
The Funds were informed that EVD received $25,128, $26,718 and $15,049 for Conservative, Moderate and Aggressive, respectively, and CID received $12,178, $15,903 and $11,138 for Conservative, Moderate and Aggressive, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Funds were also informed that EVD received less than $100, $633 and $192 for Conservative, Moderate and Aggressive, respectively, and CID received $9,160, $11,848 and $3,348 for Conservative, Moderate and Aggressive, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Funds and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $5,782, $12,519 and $9,159 for Conservative, Moderate and Aggressive, respectively and shareholder servicing fees paid to CIS were $5,678, $12,769 and $9,210 for Conservative, Moderate and Aggressive, respectively. Such fees are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Funds who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Purchases	$50,878,863	$66,970,162	$37,105,263
Sales	51,156,436	71,004,953	41,941,017

38 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2017, as determined on a federal income tax basis, were as follows:

	CONSERVATIVE	MODERATE	AGGRESSIVE
Unrealized appreciation	$4,518,616	$12,536,209	$7,196,866
Unrealized (depreciation)	(788,879)	(4,409,257)	(3,524,729)
Net unrealized appreciation (depreciation)	$3,729,737	$8,126,952	$3,672,137

Federal income tax cost of investments	$166,560,280	$246,447,631	$122,593,242
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Funds, they may be unable to borrow some or all of their requested amounts at any particular time. The Funds had no borrowings under the agreement during the six months ended March 31, 2017.
NOTE E — AFFILIATED COMPANIES
The Funds invest primarily in a combination of other Calvert fixed-income and equity funds. These Underlying Funds are considered affiliated companies because CRM (CIM prior to December 31, 2016) provides investment advisory services for the Funds and the Underlying Funds. Information regarding the Funds' investments in these affiliated companies for the six months ended March 31, 2017 is as follows:

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 39

CONSERVATIVE
Name of Calvert Fund, Class I	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Bond Portfolio	2,777,467	1,611,750	(205,010)	4,184,207	$66,654,415	$721,359	$24,794	$128,904	($1,184,146)
Capital Accumulation Fund	169,843	8,281	(109,772)	68,352	2,531,065	50,418	(60,618)	1,207	497,930
Developed Markets Ex-U.S. Responsible Index Fund	—	124,636	(1,520)	123,116	2,562,048	—	457	—	65,371
Emerging Markets Equity Fund	222,001	183,388	(26,182)	379,207	5,195,130	22,346	16,442	—	269,674
Green Bond Fund	63,290	77	(63,367)	—	—	1,177	27,966	12	(33,404)
High Yield Bond Fund	256,200	16,873	(273,073)	—	—	97,801	425,293	—	(424,157)
International Equity Fund	471,815	89,479	(96,883)	464,411	7,704,576	233,015	158,888	—	(107,074)
International Opportunities Fund	270,093	20,475	(65,707)	224,861	3,444,868	55,493	41,453	—	128,256
Long-Term Income Fund	—	318,623	(4,641)	313,982	5,168,150	32,170	683	—	64,795
Small Cap Fund	357,903	46,387	(308,990)	95,300	2,496,850	5,674	597,434	117,015	288,109
U.S. Large Cap Core Responsible Index Fund	1,001,238	72,575	(498,366)	575,447	11,785,161	305,815	547,815	411,118	408,921
U.S. Large Cap Growth Responsible Index Fund	282,542	166,987	(30,188)	419,341	9,313,553	63,067	56,138	—	390,037
U.S. Large Cap Value Responsible Index Fund	516,708	35,353	(135,382)	416,679	9,237,780	215,608	418,585	28,090	585,212
U.S. Mid Cap Core Responsible Index Fund	—	72,852	(294)	72,558	1,689,157	—	(32)	—	(1,427)
Ultra Short Income Fund	1,780,202	124,568	(599,676)	1,305,094	20,385,566	180,136	60,390	—	(29,775)
Unconstrained Bond Fund,	1,430,852	153,081	(119,889)	1,464,044	22,121,698	348,047	35,578	181,461	(78,894)
TOTALS					$170,290,017	$2,332,126	$2,351,266	$867,807	$839,428

40 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

MODERATE
Name of Calvert Fund, Class I	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Bond Portfolio	2,481,520	567,960	(155,637)	2,893,843	$46,098,915	$585,742	($67,831)	$116,362	($1,054,053)
Capital Accumulation Fund	343,906	20,266	(91,165)	273,007	10,109,442	101,986	567,257	2,441	345,812
Developed Markets Ex-U.S. Responsible Index Fund	—	186,856	(2,364)	184,492	3,839,278	—	690	—	97,893
Emerging Markets	687,712	132,827	(62,891)	757,648	10,379,780	68,961	(8,713)	—	523,028
Green Bond Fund,	60,568	67	(60,635)	—	—	1,031	24,636	11	(29,688)
High Yield Bond Fund	279,005	10,116	(289,121)	—	—	107,388	463,886	—	(461,044)
International Equity Fund	1,257,575	407,913	(196,865)	1,468,623	24,364,458	622,578	698,540	—	(463,797)
International Opportunities Fund	885,843	46,503	(89,963)	842,383	12,905,312	183,862	89,020	—	557,812
Small Cap Fund	943,512	28,371	(634,509)	337,374	8,839,197	14,967	1,977,118	308,585	474,333
U.S. Large Cap Core Responsible Index Fund	2,569,639	147,505	(869,470)	1,847,674	37,840,360	786,290	716,746	1,056,507	1,975,527
U.S. Large Cap Growth Responsible Index Fund	879,752	198,926	(109,145)	969,533	21,533,335	197,803	212,653	—	1,026,007
U.S. Large Cap Value Responsible Index Fund	1,608,835	74,054	(604,446)	1,078,443	23,909,076	672,370	1,867,037	87,558	1,163,945
U.S. Mid Cap Core Responsible Index Fund	—	163,622	(558)	163,064	3,796,119	—	(118)	—	8
Ultra-Short Income Fund	12,751	1,412,499	(40,134)	1,385,116	21,635,505	48,772	619	—	11,529
Unconstrained Bond Fund	1,455,944	584,683	(99,938)	1,940,689	29,323,806	387,970	29,988	185,299	(56,310)
TOTALS					$254,574,583	$3,779,720	$6,571,528	$1,756,763	$4,111,002

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 41

AGGRESSIVE
Name of Calvert Fund, Class I	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Bond Portfolio	273,098	742,251	(217,421)	797,928	$12,710,999	$97,529	($2,826)	$12,099	($59,963)
Capital Accumulation Fund	202,450	18,450	(34,657)	186,243	6,896,575	60,077	289,075	1,435	245,703
Developed Markets Ex-U.S. Responsible Index Fund	—	93,816	(2,177)	91,639	1,907,003	—	912	—	48,624
Emerging Markets Equity Fund	445,555	221,730	(103,182)	564,103	7,728,212	44,433	(13,546)	—	407,476
International Equity Fund	843,032	404,544	(211,898)	1,035,678	17,181,897	417,365	588,096	—	(413,198)
International Opportunities Fund	730,076	46,708	(107,789)	668,995	10,249,001	152,631	95,227	—	421,867
Small Cap Fund	525,290	33,590	(174,776)	384,104	10,063,521	8,312	966,715	171,237	544,076
U.S. Large Cap Core Responsible Index Fund	1,654,004	167,856	(476,995)	1,344,865	27,542,844	505,544	313,948	678,270	1,537,157
U.S. Large Cap Growth Responsible Index Fund	581,436	134,114	(177,951)	537,599	11,940,078	131,095	367,329	—	388,631
U.S. Large Cap Value Responsible Index Fund	1,075,651	150,446	(578,437)	647,660	14,358,626	449,907	1,740,396	58,458	248,365
U.S. Mid Cap Core Responsible Index Fund	—	81,827	(719)	81,108	1,888,200	—	(48)	—	(17)
Unconstrained Bond Fund	186,452	102,765	(37,832)	251,385	3,798,423	46,140	10,465	23,073	(14,930)
TOTALS					$126,265,379	$1,913,033	$4,355,743	$944,572	$3,353,791
NOTE F — REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the Securities and Exchange Commission(SEC) in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Funds. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Funds, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

42 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Aggressive Allocation Fund, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund, each a series of Calvert Social Investment Fund (collectively, the “Funds”) was held on December 16, 2016 and adjourned to December 23, 2016, and further adjourned for Calvert Aggressive Allocation Fund and Calvert Moderate Allocation Fund to December 28, 2016 and January 6, 2017.

Shareholders of the Funds voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Aggressive Allocation Fund	2,669,679	47,665	276,099	716,454
Calvert Conservative Allocation Fund	4,336,596	61,889	439,377	1,478,075
Calvert Moderate Allocation Fund	5,502,577	121,304	428,560	1,763,820

2.	Reaffirmation and approval of the Funds’ ability to invest in notes issued by Calvert Social Investment Foundation.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Aggressive Allocation Fund	2,679,099	45,181	269,161	716,455
Calvert Conservative Allocation Fund	4,311,407	60,368	466,084	1,478,077
Calvert Moderate Allocation Fund	5,550,588	112,616	389,237	1,763,819

3.	Approval of the Funds’ reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Aggressive Allocation Fund	2,625,308	66,220	301,914	716,454
Calvert Conservative Allocation Fund	4,259,521	73,950	504,389	1,478,076
Calvert Moderate Allocation Fund	5,442,265	144,510	465,665	1,763,821

Shareholders of Class A shares of the Funds voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Aggressive Allocation Fund	2,200,769	45,069	262,499	602,911
Calvert Conservative Allocation Fund	3,469,250	51,245	406,244	1,244,082
Calvert Moderate Allocation Fund	4,581,187	82,041	355,410	1,434,576

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 43

Shareholders of Class C shares of the Funds voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Number of Shares*
Fund	For	Against	Abstain**	Uninstructed**
Calvert Aggressive Allocation Fund	455,625	9,743	41,501	67,387
Calvert Conservative Allocation Fund	762,172	18,029	62,073	219,617
Calvert Moderate Allocation Fund	906,786	54,252	91,464	270,903

Shareholders of Calvert Social Investment Fund voted on the following proposals:

1.	To elect Trustees of Calvert Social Investment Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	89,808,297	4,926,710
Alice Gresham Bullock	90,332,908	4,402,099
Cari Dominguez	89,953,194	4,781,813
Miles D. Harper III	89,710,415	5,024,593
John G. Guffey, Jr.	89,771,526	4,963,481
Joy V. Jones	90,296,742	4,438,265
Anthony A. Williams	81,252,516	13,482,491
John H. Streur	89,685,948	5,049,059

2.	Approval of Amendment to Calvert Social Investment Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
64,738,742	3,235,787	6,666,839	20,093,636

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

44 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund
At a meeting held on October 14, 2016, the Board of Trustees of Calvert Social Investment Fund, (“CSIF”), and by a separate vote, the Trustees who are not “interested persons” of CSIF (the “Independent Trustees”), approved a new Investment Advisory Agreement between CSIF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund (the “Funds”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement with respect to the Funds would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement with respect to the Funds.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement with respect to the Funds, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Funds, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Funds’ assets in accordance with their investment objectives and strategies and that the proposed investment strategies were appropriate for pursuing the Funds’ investment objectives.
In considering each Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. With respect to the underlying Calvert Funds in which the Funds invested, the Board also noted that it reviewed on a quarterly basis detailed information about each underlying Calvert Fund's performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of each Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Funds’ proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that the Funds would not pay advisory fees to CRM for advisory services. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds.

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 45

In reviewing the anticipated profitability of the Funds to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Funds. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Trustees considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Trustees noted that similar to CIM, CRM would not charge advisory fees for performing advisory services for the Funds. The Trustees noted that if the Funds’ assets increased over time, the Funds might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Funds;
(ii) CRM’s intention to continue to manage the Funds in a manner materially consistent with the Funds’ existing investment objectives and principal investment strategies, which includes continuing to manage the Funds pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Funds, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Funds’ assets in accordance with each Fund’s investment objective and strategies; and (c) CRM’s investment strategies are appropriate for pursuing the Funds’ investment objectives. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Funds’ shareholders.

46 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert Asset Allocation Funds

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Asset Allocation Funds

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED) 47

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

48 calvert.com CALVERT ASSET ALLOCATION FUNDS SEMIANNUAL REPORT (UNAUDITED)

CALVERT ASSET ALLOCATION FUNDS	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24206 3.31.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:     /s/ John H. Streur
John H. Streur
President

Date: May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 22, 2017